As filed with the Securities and Exchange Commission on June 22, 2010
Securities Act File No. 333-166557

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

ING PARTNERS, INC.

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout. Jr.

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING FIDELITY® VIP GROWTH PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

June 29, 2010

Dear Variable Contract Owner/Plan Participant:

The Board of Directors (the “Board”) has called a special meeting of shareholders (the “Special Meeting”) of ING Fidelity® VIP Growth Portfolio (“Fidelity® VIP Growth Portfolio”), which is scheduled for 10:00 a.m., Local time, on August 10, 2010, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

The Board of Fidelity® VIP Growth Portfolio has reviewed and recommends the proposed reorganization (the “Reorganization”) of  Fidelity® VIP Growth Portfolio with and into ING Fidelity® VIP Contrafund Portfolio (“Fidelity® VIP Contrafund Portfolio” and together with Fidelity® VIP Growth Portfolio, each a “Portfolio” and collectively, the “Portfolios”).  The Portfolios are members of the mutual fund group called the “ING Funds.”

Shares of Fidelity® VIP Growth Portfolio have been purchased at your direction by your insurance company (“Insurance Company”) through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a “Variable Contract”) or at your direction by your qualified pension or retirement plan (“Qualified Plan”). Your Insurance Company and/or Qualified Plan, as the legal owner of that separate account, has been asked to approve the Reorganization.  You, as either a participant in a Qualified Plan (“Plan Participant”) or as an owner of a Variable Contract for which Fidelity® VIP Growth Portfolio serves as an investment option, are being asked by your Qualified Plan and/or Insurance Company for instructions as to how to vote the shares of Fidelity® VIP Growth Portfolio to which you have either allocated cash values under your Variable Contract or invested through your Qualified Plan.  As such, this letter, the accompanying Notice, combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) and voting instructions card are, therefore, being furnished to Variable Contract owners and Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

If the Reorganization is approved and consummated, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of Fidelity® VIP Contrafund Portfolio instead of shares of Fidelity® VIP Growth Portfolio.  The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a portfolio which seeks long-term capital appreciation. Each Portfolio operates as a “feeder fund” which means each Portfolio invests all of its assets in a separate mutual fund, a “Master Fund.”

AFTER CAREFUL CONSIDERATION, THE BOARD OF FIDELITY® VIP GROWTH PORTFOLIO APPROVED THIS PROPOSAL AND RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” THE PROPOSAL.

A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience.  Your vote is important regardless of the number of shares attributable to your Variable Contract and/or Qualified Plan.  To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and provide voting instructions.  It is important that your voting instructions be received no later than August 9, 2010.

Fidelity® VIP Growth Portfolio is using Computershare Fund Services, a proxy solicitation firm, to assist shareholders in the voting process. As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Computershare Fund Services, reminding you to exercise your right to vote.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

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ING FIDELITY® VIP GROWTH PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

 Notice of Special Meeting of Shareholders

of ING Fidelity® VIP Growth Portfolio

Scheduled for August 10, 2010

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Special Meeting”) of ING Fidelity® VIP Growth Portfolio (“Fidelity® VIP Growth Portfolio”) is scheduled for 10:00 a.m., Local time, on August 10, 2010, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)

To approve an Agreement and Plan of Reorganization by and between Fidelity® VIP Growth Portfolio and ING Fidelity® VIP Contrafund Portfolio (“Fidelity® VIP Contrafund Portfolio”), providing for the reorganization of Fidelity® VIP Growth Portfolio with and into Fidelity® VIP Contrafund Portfolio; and

(2)

To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on May 14, 2010, are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournment thereof.  Your attention is called to the accompanying Proxy Statement/Prospectus.  Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted.  Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Fidelity® VIP Growth Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Directors

Huey P. Falgout, Jr.
Secretary

June 29, 2010

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PROXY STATEMENT/PROSPECTUS

June 29, 2010

(This page intentionally left blank)

PROXY STATEMENT/PROSPECTUS

June 29, 2010

PROXY STATEMENT FOR:

ING FIDELITY® VIP GROWTH PORTFOLIO

(A Series of ING Partners, Inc.)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

PROSPECTUS FOR:

ING FIDELITY® VIP CONTRAFUND PORTFOLIO

(A Series of ING Partners, Inc.)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) relates to a special meeting of shareholders (the “Special Meeting”) of ING Fidelity® VIP Growth Portfolio (“Fidelity® VIP Growth Portfolio”) to be held on August 10, 2010.  As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization (“Reorganization”) of Fidelity® VIP Growth Portfolio with and into ING Fidelity® VIP Contrafund Portfolio (“Fidelity® VIP Contrafund Portfolio” and together with Fidelity® VIP Growth Portfolio, each a “Portfolio” and collectively, the “Portfolios”). Like Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund Portfolio is a “feeder fund,” which means it invests all of its assets in a separate mutual fund called a “master fund.”

Shares of the Portfolios are not offered directly to the public but are sold to qualified pension and retirement plans (each a “Qualified Plan”) and to separate accounts (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”) and are used to fund variable annuity and/or variable life contracts (each a “Variable Contract” and collectively, “Variable Contracts”). Participants in a Qualified Plan (“Plan Participants”) or Variable Contract owners who select a Portfolio for investment through a Qualified Plan or Variable Contract, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio.  The Qualified Plan or Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio’s shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Plan Participants and Variable Contract owners.  As such and for ease of reference throughout the Proxy Statement/Prospectus, Plan Participants and Variable Contract owners will be referred to as “shareholders” of the Portfolios.

Because you, as a shareholder of Fidelity® VIP Growth Portfolio, are being asked to approve the Agreement and Plan of Reorganization (the “Reorganization Agreement”) that will result in a transaction in which you will ultimately hold shares of Fidelity® VIP Contrafund Portfolio, this Proxy Statement also serves as a Prospectus for Fidelity® VIP Contrafund Portfolio.  Fidelity® VIP Contrafund Portfolio is an open-end management investment company, which seeks long-term capital appreciation by investing all of its assets in Service Class 2 shares of Fidelity® VIP Contrafund® Portfolio, a series of Fidelity Variable Insurance Products Fund II, a registered open-end investment company, as described more fully below.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization.  A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated June 29, 2010, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Adviser Class (“ADV Class”), Class S and Class S2 prospectuses of Fidelity® VIP Growth Portfolio, each dated April 30, 2010, which are incorporated by reference (File No: 333-32575); and the ADV Class, Class S and Class S2 prospectuses of Fidelity® VIP Contrafund Portfolio, each dated April 30, 2010.  Each Portfolio’s SAI, dated April 30, 2010, is also incorporated herein by reference (for each Portfolio, File No: 333-32575).  Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information.  The semi-annual report for each Portfolio for the fiscal period ended June 30, 2009 and the annual report for each Portfolio for the fiscal year ended December 31, 2009 (for each Portfolio, File No: 811-

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08319) are incorporated herein by reference.  For a copy of the current prospectus, SAI, semi-annual report and annual report for each of the Portfolios without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call 1-800-992-0180.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC.  You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090.  Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F. Street N.E., Washington, D.C. 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, which is attached hereto as Appendix A. Also, you should consult the ADV Class, Class S and Class S2 prospectuses, each dated April 30, 2010, for more information about Fidelity® VIP Contrafund Portfolio.

The Proposed Reorganization

At a meeting held on March 25, 2010, the Board of Directors (the “Board”) of Fidelity® VIP Growth Portfolio approved the Reorganization Agreement.  Subject to shareholder approval, the Reorganization Agreement provides for:

•                  the transfer of all of the assets of Fidelity® VIP Growth Portfolio to Fidelity® VIP Contrafund Portfolio in exchange for shares of beneficial interest of Fidelity® VIP Contrafund Portfolio;

•                  the assumption by Fidelity® VIP Contrafund Portfolio of the liabilities of Fidelity® VIP Growth Portfolio known as of the Closing Date (as described below);

•                  the distribution of shares of Fidelity® VIP Contrafund Portfolio to the shareholders of Fidelity® VIP Growth Portfolio; and

•                  the complete liquidation of Fidelity® VIP Growth Portfolio.

As a result of the Reorganization, each owner of ADV Class, Class S and Class S2 shares of Fidelity® VIP Growth Portfolio would become a shareholder of the corresponding share class of Fidelity® VIP Contrafund Portfolio.  The Reorganization is expected to be effective on August 21, 2010, or such other date as the parties may agree (the “Closing Date”).

Shares of Fidelity® VIP Contrafund Portfolio would be distributed to shareholders of Fidelity® VIP Growth Portfolio so that each shareholder would receive a number of full and fractional shares of Fidelity® VIP Contrafund Portfolio equal to the aggregate value of shares of Fidelity® VIP Growth Portfolio held by such shareholder.

Each shareholder will hold, immediately after the Closing Date, shares of Fidelity® VIP Contrafund Portfolio having an aggregate value equal to the aggregate value of the shares of Fidelity® VIP Growth Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•                  Each Portfolio operates as a “feeder fund” which means it invests all of its assets in a separate mutual fund, the “Master Fund.” The Portfolios do not buy investment securities directly. The Master Funds, on the other hand, invest directly in portfolio securities;

•                  With respect to the Portfolios’ investment objectives, Fidelity® VIP Growth Portfolio seeks capital appreciation by investing all of its assets in the Service Class 2 shares of its Master Fund - Fidelity® VIP Growth Portfolio (the “VIP Growth Master Fund”), a series of Fidelity Variable Insurance Products Fund, a registered open-end investment company, while Fidelity® VIP Contrafund Portfolio seeks long-term capital appreciation by investing all of its assets in Service Class 2 shares of its Master Fund - Fidelity® VIP Contrafund®Portfolio (the “VIP Contrafund Master Fund”), a series of Fidelity Variable Insurance Products Fund II, a registered open-end investment company;

•                  Both Master Funds invest primarily in common stocks - the VIP Growth Master Fund invests in securities of companies that its adviser or sub-adviser believes have above-average growth potential, while the VIP Contrafund Master Fund invests in securities of companies whose value its adviser or sub-adviser believes is not fully recognized by the public;

•                  The types of companies in which the VIP Contrafund® Master Fund may invest include companies experiencing positive fundamental change, companies whose earnings potential has increased or is expected to increase more than generally perceived; and the companies that are undervalued in relation to securities of other companies in the same industry;

•                  Unlike the VIP Growth Master Fund, which implements a growth strategy, the VIP Contrafund® Master Fund’s adviser or sub-adviser may invest in growth stocks, value stocks or both;

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•                  Each Master Fund’s adviser or sub-adviser may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers;

•                  Directed Services LLC (“DSL”) serves as the investment adviser to the Portfolios, while Fidelity Management & Research Company (“FMR”) and FMR Co., Inc. (“FMRC”) serve as the investment adviser and sub-adviser to the Master Funds, respectively;

•                  Fidelity® VIP Contrafund Portfolio is the larger Portfolio (approximately $377.2 million in net assets, compared to $23.7 million in net assets for Fidelity® VIP Growth Portfolio, as of December 31, 2009);

•                  The gross and net expense ratios for shareholders of all classes of the disappearing Fidelity® VIP Growth Portfolio are expected to decrease after the Reorganization;

•                  The purchase and redemption of shares of each Portfolio may be made by Separate Accounts of Participating Insurance Companies and by Plan Participants in a Qualified Plan; consequently, Variable Contract owners and Plan Participants should consult the underlying product prospectus or Qualified Plan documents, respectively, with respect to purchases, exchanges, redemption of shares, and related fees;

•                  Each Portfolio is distributed by ING Funds Distributor, LLC (“IFD”);

•      The costs of the Reorganization will be shared equally between DSL (or an affiliate) and Fidelity® VIP Growth Portfolio;

•                  In connection with the Reorganization, Fidelity® VIP Growth Portfolio will sell its portfolio holdings shortly prior to the Closing Date, which may result in the realization of taxable gains or losses for the Portfolio; and

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither Fidelity® VIP Growth Portfolio nor its shareholders, nor Fidelity® VIP Contrafund Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

Prior to the Closing Date, Fidelity® VIP Growth Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.  Variable Contract owners and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

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The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Portfolios.  The Qualified Plans and Participating Insurance Companies will vote the Fidelity® VIP Growth Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. Fidelity® VIP Growth Portfolio does not impose any requirement that a minimum percentage of voting instructions be received before counting the Participating Insurance Companies and Qualified Plans as the Portfolio’s shareholders in determining whether a quorum is present.

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of a majority of the outstanding shares present in person or by proxy shall constitute a quorum at the meeting. A majority of the shareholders present in person or by proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes. In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless after the adjournment a new record date is fixed.

AFTER CAREFUL CONSIDERATION, THE BOARD OF FIDELITY® VIP GROWTH PORTFOLIO APPROVED THE REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE REORGANIZATION.

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COMPARISON OF FEES AND EXPENSES

The following compares the fees and expenses of the Portfolios. In addition to fees and expenses paid directly, each Portfolio indirectly pays the expenses of the Master Fund in which it invests, including for example, the advisory, sub-advisory and administration fees of the Master Fund. For further information on the fees and expenses of Fidelity® VIP Contrafund Portfolio, see “Appendix B: Additional Information Regarding ING Fidelity® VIP Contrafund Portfolio.”

Expense Tables

As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees.  The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contract or under your Qualified Plan.

Transaction Fees on New Investments

(fees paid directly from your investment)

	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	N/A	N/A
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	N/A	N/A

Neither Fidelity® VIP Growth Portfolio nor Fidelity® VIP Contrafund Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

Portfolio Expenses

The current expenses of each of the Portfolios are shown in the following table. Expenses are based upon the operating expenses incurred by the Portfolios for the period ended December 31, 2009.  Pro forma expenses, which are the estimated expenses of Fidelity® VIP Contrafund Portfolio after giving effect to the proposed Reorganization, would be the same as the estimated expenses of Fidelity® VIP Contrafund Portfolio for the current fiscal year. Your Variable Contract is a contract between you and the issuing Participating Insurance Company.  Neither Portfolio is a party to that Variable Contract.  The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract.  The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.  The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract.  For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.  If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

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Annual Portfolio Operating Expenses

As of December 31, 2009 (1)

(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	Fidelity®VIP Growth Portfolio	Fidelity®VIP Contrafund Portfolio
ADV Class
Management Fees(2)	0.56%	0.56%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%	0.50%
Administrative Services Fee(3)	0.05%	0.05%
Shareholder Services Fee(4)	0.25%	0.25%
Other Expenses	0.13%	0.11%
Total Annual Portfolio Operating Expenses	1.49%	1.47%

CLASS S
Management Fees(2)	0.56%	0.56%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%	0.25%
Administrative Services Fee(3)	0.05%	0.05%
Shareholder Services Fee(4)	0.25%	0.25%
Other Expenses	0.13%	0.11%
Total Annual Portfolio Operating Expenses	1.24%	1.22%

CLASS S2
Management Fees(2)	0.56%	0.56%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%	0.50%
Administrative Services Fee(3)	0.05%	0.05%
Shareholder Services Fee(4)	0.25%	0.25%
Other Expenses	0.13%	0.11%
Total Annual Portfolio Operating Expenses	1.49%	1.47%
Waivers and Reimbursements(5)	(0.10)%	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.39%	1.37%

(1)

This table and the expense Examples below reflect the aggregate expenses of both the Portfolio and its respective Master Fund, based on each Portfolio’s operating expenses as of December 31, 2009, as adjusted for contractual changes and waivers, if any.

(2)	Based on the management fee of the Master Fund. DSL does not charge a management fee when the assets of a Portfolio are invested in its Master Fund.
(3)	The administrator charges a fee of 0.05% when the assets of a Portfolio are invested in its Master Fund.
(4)	Service Class 2 shareholders of the Master Fund, including the Portfolio, pay a shareholder servicing fee of 0.25%.
(5)

IFD is contractually obligated to waive a portion of the distribution fee for each Portfolio’s Class S2 shares through May 1, 2011. There is no guarantee the fee waiver will continue after May 1, 2011. The waiver will continue only if IFD elects to renew it.

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Examples.  The following examples are intended to help you compare the cost of investing in each Portfolio and compare these costs with the cost of investing in other mutual funds.  The cost of investment in the combined Portfolio after the Reorganization is estimated to be the same as the current cost of investing in Fidelity® VIP Contrafund Portfolio. The examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan.  The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown.  Your actual costs may be higher or lower.

	Fidelity® VIP Growth Portfolio				Fidelity® VIP Contrafund Portfolio
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ADV Class	$152	$471	$813	$1,779	$150	$465	$803	$1,757
Class S	$126	$393	$681	$1,500	$124	$387	$670	$1,477
Class S2	$142	$461	$804	$1,771	$139	$455	$793	$1,749

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COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The following summarizes the investment objective, principal investment strategies and management differences, if any, between Fidelity® VIP Growth Portfolio and Fidelity® VIP Contrafund Portfolio:

	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund Portfolio

Investment Objective	The Portfolio seeks capital appreciation.	The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

•      The Portfolio invests all of its assets in the Service Class 2 shares of Fidelity®VIP Growth Portfolio, a series of Fidelity Variable Insurance Products Fund, a registered open-end investment company. In turn, the Master Fund normally invests primarily in common stocks. The Master Fund invests in securities of companies that the Master Fund’s adviser or sub-adviser believes have above-average growth potential. The Master Fund’s adviser or sub-adviser may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

•      For additional information regarding the principal investment strategies of the Portfolio, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

•      Investment of the Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

•      The Portfolio invests all of its assets in Service Class 2 shares of Fidelity® VIP Contrafund®Portfolio, a series of Fidelity Variable Insurance Products Fund II, a registered open-end investment company. In turn, the Master Fund normally invests primarily in a portfolio of common stocks. The Master Fund invests in securities of companies whose value the Master Fund’s adviser or sub-adviser believes is not fully recognized by the public. The types of companies in which the Master Fund may invest include companies experiencing positive fundamental change, companies whose earnings potential has increased or is expected to increase more than generally perceived; and the companies that are undervalued in relation to securities of other companies in the same industry. The Master Fund’s adviser or sub-adviser may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. The Master Fund’s assets are allocated across different market sectors, using different portfolio managers. Additionally, the Master Fund’s adviser or sub-adviser may invest in growth stocks or value stocks or both.

•      For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

•      Investment of the Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio, and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

Investment Adviser (Master Fund Level)	FMR	FMR

Investment Adviser (Feeder Fund Level)	DSL	DSL

Sub-Adviser (Master	FMRC	FMRC

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	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund Portfolio

Fund Level)

Portfolio Manager (Master Fund Level)	Jason Weiner	Robert Stansky, Robert Lee, Steven Kaye, Adam Hetnarski, Pierre Sorel, John Roth, Matthew Friedman, John Avery and Douglas Simmons.

As you can see from the chart above, each Portfolio operates as a “feeder fund” which means it invests all of its assets in a separate mutual fund, the “Master Fund.” The Portfolios do not buy investment securities directly. The Master Funds, on the other hand, invest directly in portfolio securities. With respect to the Portfolios’ investment objectives, Fidelity® VIP Growth Portfolio seeks capital appreciation by investing all of its assets in the Service Class 2 shares of the VIP Growth Master Fund, while Fidelity® VIP Contrafund Portfolio seeks long-term capital appreciation by investing all of its assets in Service Class 2 shares of the VIP Contrafund Master Fund. The VIP Growth Master Fund invests in securities of companies that its adviser or sub-adviser believes have above-average growth potential, while the VIP Contrafund Master Fund invests in securities of companies whose value its adviser or sub-adviser believes is not fully recognized by the public. The types of companies in which the VIP Contrafund Master Fund may invest include companies experiencing positive fundamental change, companies whose earnings potential has increased or is expected to increase more than generally perceived; and the companies that are undervalued in relation to securities of other companies in the same industry. Unlike the VIP Growth Master Fund, which implements a growth strategy, the VIP Contrafund Master Fund’s adviser or sub-adviser may invest in growth stocks, value stocks or both.

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COMPARISON OF INVESTMENT TECHNIQUES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS

Each Portfolio is subject to the same risks as the Master Fund in which it invests. Because of the similarities between the investment objectives and strategies of the Portfolios, many of the risks of investing in Fidelity® VIP Growth Portfolio are the same as the risks of investing in Fidelity® VIP Contrafund Portfolio.  The value of each Portfolio’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the Master Fund’s portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio’s shares.  The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios, as disclosed in each Portfolio’s prospectus.  The fact that a risk is not listed as a principal risk in a Portfolio’s prospectus does not necessarily mean that shareholders of that Portfolio are not subject to that risk.  You may lose money on your investment in either Portfolio.

Principal Risks	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund Portfolio
Company	X	X
Currency	X	X
Equity Securities	X	X
Foreign Investments	X	X
Growth Investing	X	X
Liquidity	X	X
Manager	X	X
Market	X	X
Market Capitalization	X	X
Value Investing		X

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency.  To the extent that a Master Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a Master Fund’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the Master Fund’s assets.

Equity Securities.  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments.  To the extent a Master Fund invests in securities of issuers in markets outside the United States, its share price may be more volatile than it it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

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Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks..

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a Master Fund’s adviser or sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Master Fund could realize upon disposition. A Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. A Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund..

Manager.  The Master Fund is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Master Fund, but there can be no guarantee that these will produce the desired results.

Market. Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Master Fund invests. Rather, the market could favor securities to which the Master Fund is not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities a portfolio holds may not reach their full values. A particular risk of a portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a portfolio’s relative performance may suffer.

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COMPARISON OF PORTFOLIO PERFORMANCE

Set forth below is the performance information for each Portfolio. The bar charts and table below provide some indication of the risks of investing in each Portfolio by showing changes in the performance of each Portfolio from year to year and by comparing each Portfolio’s performance to that of a broad measure of market performance for the same period.  The bar charts show the performance of each Portfolio’s ADV Class shares.  Shares of each class of the Portfolios will have different performance due to differing expenses.  The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan.  Any charges will reduce your return.  Thus, you should not compare the Portfolios’ performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan.  Past performance is not necessarily an indication of how a Portfolio will perform in the future.

Fidelity® VIP Growth Portfolio

Year-by-Year Total Returns (%) (1) (2)

(For the periods ended December 31 of each year)

(1)

These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	During the period shown in the chart, the best and worst quarterly returns during this period were: Best: 3rd Quarter 2009, 15.51% and Worst: 4th Quarter 2008, (27.20)%.

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Fidelity® VIP Contrafund Portfolio

Year-by-Year Total Returns (%) (1) (2)

(For the periods ended December 31 of each year)

(1)

These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	During the period shown in the chart, the best and worst quarterly returns during this period were: Best: 2nd Quarter 2009, 18.60% and Worst: 4th Quarter 2008, (23.25)%.

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Average Annual Total Return

(For the periods ended December 31, 2009)

	1 Year (or Life of Class)	5 Years	10 Years (or Life of Class)
Fidelity® VIP Growth Portfolio(1)
ADV Class	27.30%	(1.42)%	(1.04)%
Class S	27.61%	(1.12)%	(0.69)%
Russell 3000® Growth Index(2) (3)	37.01%	1.58%	3.03%
Class S2	22.17%	N/A	N/A
Russell 3000® Growth Index(2) (3)	24.42%	N/A	N/A
Fidelity® VIP Contrafund Portfolio(4)
ADV Class	34.71%	2.85%	3.45%
Class S	35.13%	3.13%	3.73%
S&P 500® Index(3) (5)	26.46%	0.42%	1.84%
Class S2	25.65%	N/A	N/A
S&P 500® Index(3) (5)	22.83%	N/A	N/A

(1)

ADV Class and Class S shares of Fidelity® VIP Growth Portfolio each commenced operations on November 15, 2004, while Class S2 shares commenced operations on May 28, 2009. On May 5, 2006, all outstanding shares of ADV Class were fully redeemed. On October 30, 2006, ADV Class recommenced operations. The returns for ADV Class include the performance of Class S adjusted to reflect the higher expenses of ADV Class, for the period between May 6, 2006 and October 29, 2006.

(2)

The Russell 3000® Growth Index is a market capitalization-weighted index of stocks of the 3,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics. The index returns do not reflect deductions for fees, expenses or taxes.

(3)	Reflects index performance since the date closest to the Class’ inception for which data is available.
(4)	ADV Class and Class S of Fidelity® VIP Contrafund Portfolio each commenced operations on November 15, 2004, while Class S2 shares commenced operations on May 28, 2009.
(5)

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The index returns do not reflect deductions for fees, expenses or taxes.

Additional information regarding Fidelity® VIP Contrafund Portfolio is included in Appendix B to this Proxy Statement/Prospectus.

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INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Fidelity® VIP Growth Portfolio in exchange for shares of beneficial interest of Fidelity® VIP Contrafund Portfolio and the assumption by Fidelity® VIP Contrafund Portfolio of Fidelity® VIP Growth Portfolio’s liabilities, as set forth in that Portfolio’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of Fidelity® VIP Contrafund Portfolio to shareholders of Fidelity® VIP Growth Portfolio, as provided for in the Reorganization Agreement.  Fidelity® VIP Growth Portfolio will then be liquidated.

Each shareholder of ADV Class, Class S and Class S2 shares of Fidelity® VIP Growth Portfolio will hold, immediately after the Closing Date, the corresponding share class of Fidelity® VIP Contrafund Portfolio having an aggregate value equal to the aggregate value of the shares of Fidelity® VIP Growth Portfolio held by that shareholder as of the close of business on the Closing Date.  In the interest of economy and convenience, shares of Fidelity® VIP Contrafund Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Fidelity® VIP Growth Portfolio.  The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization is one of several reorganizations that have taken place among various ING Funds.  The ING Fund complex has grown in recent years through the addition of many funds.  Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies.  The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and potential confusion about overlapping funds. DSL also believes that the reorganizations may benefit portfolio shareholders by resulting in surviving portfolios with a greater asset base.  This is expected to provide greater investment opportunities for each surviving portfolio and the potential to take larger portfolio positions.

The Reorganization was presented for consideration to the board of the Portfolios at a meeting held on March 25, 2010.  The board, including all of the Directors who are not “interested persons” (as defined in the 1940 Act) of the Portfolios, determined that the interests of the shareholders of each Portfolio will not be diluted as a result of the Reorganization, and that the Reorganization is in the best interests of the Portfolios and their shareholders.

The Reorganization will allow Fidelity® VIP Growth Portfolio’s shareholders to continue to participate in a professionally managed portfolio that seeks long-term capital appreciation.

Board Considerations

The Board of Fidelity® VIP Growth Portfolio, in recommending the Reorganization, considered a number of factors, including the following:

•                  the plans of management to reduce overlap in funds in the ING Funds complex;

•                  management’s explanation of potential alternative mutual funds that could have served as the surviving mutual fund;

•                  the potential benefits of the Reorganization to Fidelity® VIP Growth Portfolio’s shareholders;

•                  the gross and net expense ratios for shareholders of all classes of the disappearing Fidelity® VIP Growth Portfolio are expected to decrease after the Reorganization;

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•                  that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios (i.e., the Separate Accounts or the Qualified Plans) or the interests of Variable Contract Owners or Plan Participants;

•                  changes in the investment objective, policies, restrictions, management and portfolio holdings of Fidelity® VIP Growth Portfolio as a result of the Reorganization;

•                  the direct or indirect costs to be incurred by each Portfolio and its respective shareholders in connection with the Reorganization;

•                  that the costs of the Reorganization will be shared equally between DSL (or an affiliate) and Fidelity® VIP Growth Portfolio; and

•                  that Fidelity® VIP Growth Portfolio will sell its portfolio holdings shortly prior to the Closing Date, which may result in the realization of taxable gains or losses for the Portfolio.

The Board of Fidelity® VIP Growth Portfolio recommends that shareholders approve the Reorganization.

Portfolio Transitioning

If the Reorganization is approved by shareholders, the adviser or sub-adviser to Fidelity® VIP Growth Portfolio will sell all its holdings of shares of the VIP Growth Master Fund shortly prior to the Closing Date, which may result in the realization of taxable gains or losses for the Portfolio. The proceeds of such sales are expected to be invested in shares of the VIP Contrafund Master Fund.  During this transition period, the Fidelity® VIP Growth Portfolio may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply.  Sales and purchases by Fidelity® VIP Growth Portfolio are not expected to result in any transactional costs for the Portfolio.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code.  Accordingly, pursuant to this treatment, neither Fidelity® VIP Growth Portfolio nor its shareholders, nor Fidelity® VIP Contrafund Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Prior to the Closing Date, Fidelity® VIP Growth Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.

Expenses of the Reorganization

The expenses relating to the Reorganization are estimated to be approximately $32,330 and will be shared equally between DSL (or an affiliate) and Fidelity® VIP Growth Portfolio.  The expenses of the Reorganization shall include, but not be limited to, the costs associated with the preparation of any necessary filings with the SEC, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization do not include the transaction costs of the portfolio transitioning, which are ultimately borne by Portfolio shareholders.

Future Allocation of Premiums

Shares of Fidelity® VIP Growth Portfolio have been purchased at the direction of Variable Contract owners by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract.  If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to Fidelity® VIP Growth Portfolio will be allocated to Fidelity® VIP Contrafund Portfolio.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Form of Organization

Each Portfolio is organized as a series of ING Partners, Inc. (“IPI”), an open-end management investment company organized as a Maryland corporation.  IPI is governed by a Board of Directors consisting of ten members.  For more information on the history of IPI, see the SAI of the Portfolios.

Adviser to the Master Funds

FMR serves as the investment adviser to each Master Fund and to other mutual funds, including those in the Fidelity® Variable Insurance Products family of funds. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts, 02109. As of December 31, 2009, FMR had approximately $1.3 billion in discretionary assets under management.

Adviser to the Feeder Funds

DSL, a Delaware limited liability company, serves as the investment adviser to the Portfolios.  DSL, subject to the supervision of the Board, oversees the Portfolios’ day-to-day operations and manages the investment activities of each Portfolio. In the event the Board determines it is in the best interests of a Portfolio and its shareholders to withdraw a Portfolio’s assets from the corresponding Master Fund, DSL may assume direct management of the Portfolio or may oversee a sub-adviser to manage the Portfolio’s assets.  DSL is registered with the SEC as an investment adviser and is registered with the Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.  As of December 31, 2009, DSL managed approximately $38.3 billion in registered investment company assets.  DSL’s principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”), which is located at Amstelveensesweg 500, 1081 KL Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries.  With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include DSL, ING Investments and their affiliates, would be divested by ING Groep by the end of 2013.  While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ advisory agreements, which may trigger the need for shareholder approval of new agreements.

For information regarding the basis for the Board’s approval of portfolio management relationships, please refer to the Portfolios’ annual report for the fiscal year ended December 31, 2009.

Management Fees

Master Funds’ Advisory Fees- For the services of FMR under the management contract, each Master Fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate. The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

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The following is the fee schedule for the Master Funds:

GROUP FEE RATE SCHEDULE		EFFECTIVE ANNUAL FEE RATES
Average Group Assets	Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0 - $3 billion	.5200%	$ 1 billion	.5200%
3 - 6.4900		50.3823
6 - 9.4600		100.3512
9 - 12.4300		150.3371
12 - 15.4000		200.3284
15 - 18.3850		250.3219
18 - 21.3700		300.3163
21 - 24.3600		350.3113
24 - 30.3500		400.3067
30 - 36.3450		450.3024
36 - 42.3400		500.2982
42 - 48.3350		550.2942
48 - 66.3250		600.2904
66 - 84.3200		650.2870
84 - 102.3150		700.2838
102 - 138.3100		750.2809
138 - 174.3050		800.2782
174 - 210.3000		850.2756
210 - 246.2950		900.2732
246 - 282.2900		950.2710
282 - 318.2850		1,000.2689
318 - 354.2800		1,050.2669
354 - 390.2750		1,100.2649
390 - 426.2700		1,150.2631
426 - 462.2650		1,200.2614
462 - 498.2600		1,250.2597
498 - 534.2550		1,300.2581
534 - 587.2500		1,350.2566
587 - 646.2463		1,400.2551
646 - 711.2426
711 - 782.2389
782 - 860.2352
860 - 946.2315
946 - 1,041.2278
1,041 - 1,145.2241
1,145 - 1,260.2204
Over 1,260.2167

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,280 billion of group net assets - the approximate level for December 2009 - was 0.2587%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,280 billion

The individual fund fee rate for each Master Fund is set forth in the following table.  Based on the average group net assets of the funds advised by FMR for December 2009, each Master Fund’s annual management fee rate would be calculated as follows:

Master Fund	Group Fee Rate	Individual Fund Fee Rate	Management Fee Rate
Fidelity® VIP Growth Portfolio	0.2587%	0.30%	0.5587%
Fidelity® VIP Contrafund Portfolio	0.2587%	0.30%	0.5587%

Feeder Funds’ Advisory Fees Under the terms of the investment advisory agreement, during periods in which each Portfolio invests directly in investment securities, such Portfolio pays DSL a monthly fee in arrears based on the average daily net assets of the respective Portfolio, as set out below. A Portfolio does not pay DSL a management fee during periods in which it invests all of its assets in another investment company.

Portfolio	Management Fees (Feeder Fund Level)

Fidelity® VIP Growth Portfolio

If the Portfolio has not invested all or substantially all of its assets in another investment company: 0.58% of the Portfolio’s average daily net assets; and

If the Portfolio invests all or substantially all of its assets in another investment company: 0.00%.

Fidelity® VIP Contrafund Portfolio

If the Portfolio has not invested all or substantially all of its assets in another investment company: 0.58% of the Portfolio’s average daily net assets; and

If the Portfolio invests all or substantially all of its assets in another investment company: 0.00%.

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Each Portfolio anticipates investing substantially all of its assets in another investment company. For more information regarding the management fees for each Portfolio, please see the SAI of the Portfolios, dated April 30, 2010.

Master Funds’ Sub-Adviser Fees

On behalf of each Master Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each Master Fund.  Under the terms of the sub-advisory agreements for each Master Fund, FMR pays FMRC fees equal to 50% of the management fee payable to FMR under its management contract with each Master Fund.  The fees paid to FMRC are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Expense Limitation Arrangements

Neither Portfolio currently has an expense limitation agreement in place.

Distributor

IFD serves as the distributor for the Portfolios.  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 and is a member of the Financial Industry Regulatory Authority (“FINRA”).

To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Distribution and Service Fees

The ADV Class, Class S and Class S2 shares of the Portfolios pay the distribution (12b-1) and/or service fees as described in the table titled “Annual Portfolio Operating Expenses” in the section titiled “Comparison of Fees and Expenses” above. Because these fees are paid out of the Portfolios’ assets on an on-going basis, over time these fees will increase the cost of your investment.

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Administration Fees

Pursuant to an Administrative Services Agreement between IPI and ING Funds Services, LLC (“IFS”), IFS has agreed to provide all administrative services in support of the Portfolios and is responsible for the supervision of Portfolios’ other service providers.  As compensation for its services, IFS receives a monthly fee from each Portfolio at an annual rate of 0.05% based on the average daily net assets of each Portfolio if the respective Portfolio invests substantially all of its assets in another investment company.  IFS may receive an annual administration fee equal to 0.15% of average daily net assets of a Portfolio, if such Portfolio does not invest substantially all of its assets in another investment company. Each Portfolio anticipates investing substantially all of its assets in another investment company.

Dividends, Distributions and Taxes

Each Portfolio distributes to its Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, substantially all its net investment income and net capital gains, if any, each year.  Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-Chapter M of the Code.  As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed.  It is each Portfolio’s intention to distribute all such income and gains.

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Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to Participating Insurance Company Separate Accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you.  Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios.  You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

If the Reorganization Agreement is approved by Fidelity® VIP Growth Portfolio’s shareholders, then as soon as practicable before the Closing Date, Fidelity® VIP Growth Portfolio will pay Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Key Differences in the Rights of Fidelity® VIP Growth Portfolio’s Shareholders and Fidelity® VIP Contrafund Portfolio’s Shareholders

Each Portfolio is organized as a separate series of IPI, a Maryland corporation that is governed by its Articles of Incorporation and Bylaws.  Consequently, there are no key differences in the rights of shareholders of the Portfolios.

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Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as April 15, 2010, and on a pro forma basis as of April 15, 2010, giving effect to the Reorganization:

	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund Portfolio	Adjustments		Fidelity® VIP Contrafund Portfolio Pro Forma
ADV Class
Net Assets	$23,441	$4,264,743	$(14	)(1)	$4,288,168
Net Asset Value Per Share	$9.86	$8.93			$8.93
Shares Outstanding	2,377	477,772	49	(2)	480,198

CLASS S
Net Assets	$24,141,577	$336,605,796	$(16,148	)(1)	$360,731,225
Net Asset Value Per Share	$9.94	$8.98			$8.98
Shares Outstanding	2,436,184	37,492,989	241,342	(2)	40,170,515

CLASS S2
Net Assets	$3,917	$3,973	$(3	)(1)	$7,887
Net Asset Value Per Share	$9.82	$8.87			$8.87
Shares Outstanding	399	448	42	(2)	889

(1)   Reflects the expenses of the Reorganization to be borne by the ING Fidelity VIP Growth Portfolio.

(2)          Reflects new shares issued, net of retired shares of ING Fidelity VIP Growth Portfolio.  (Calculation:  Net Assets ÷ NAV per share)

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GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

This Proxy Statement/Prospectus is being furnished by the Board in connection with the solicitation of proxies for the Special Meeting. Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about June 29, 2010.  In addition to the solicitation of proxies by mail, employees of DSL and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications. Fidelity® VIP Growth Portfolio has also retained Computershare Fund Services (the “Solicitor”), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. The estimated cost of the proxy solicitation is $1,500. DSL (or an affiliate) and Fidelity® VIP Growth Portfolio will share equally the cost of the proxy solicitation. Shareholders of Fidelity® VIP Growth Portfolio may receive a telephone call from the Solicitor asking them to vote.

In all cases where a proxy is solicited by telephone, the Solicitor is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned. If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares. The Solicitor will advise that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor will then record the shareholder’s instructions on the voting instructions card. Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the on-line directions. Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact Shareholder Services toll-free at 1-800-992-0180 or  the Solicitor toll-free at 1-866-526-4094.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Fidelity® VIP Growth Portfolio a written revocation or duly executed proxy bearing a later date.  In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Fidelity® VIP Growth Portfolio that may be presented at the Special Meeting.

Voting Rights

The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Portfolios.  The Qualified Plans and Participating Insurance Companies will vote Fidelity® VIP Growth Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. Fidelity® VIP Growth Portfolio does not impose any requirement that a minimum percentage of voting instructions be received, before counting the Participating Insurance Companies and Qualified Plans as the Portfolio’s shareholders in determining whether a quorum is present.

Each shareholder of Fidelity® VIP Growth Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of Fidelity® VIP Growth Portfolio at the close of business on May 14, 2010 (the “Record Date”) will be entitled to be present and give voting instructions for Fidelity® VIP Growth Portfolio at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on August 9, 2010.  As of the Record Date, the following shares of beneficial interest of Fidelity® VIP Growth Portfolio were outstanding and entitled to vote:

24

Class	Shares Outstanding
ADV Class	2,377.798
Class S	2,306,212.805
Class S2	398.936
Total	2,308,989.539

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of a majority of the outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.  A majority of the shareholders present in person or by proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes. In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless after the adjournment a new record date is fixed. If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

Where Variable Contract owners and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Participating Insurance Companies will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract owners and Plan Participants who voted.  The effect of proportional voting is that if a large number of Variable Contract owners and Plan Participants fail to give voting instructions, a small number of Variable Contract owners and Plan Participants may determine the outcome of the vote.

To the knowledge of DSL, as of May 14, 2010, no current Director owns 1% or more of the outstanding shares of either Portfolio, and the officers and Directors own, as a group, less than 1% of the shares of either Portfolio.

Appendix C hereto lists the persons that, as of May 14, 2010 owned beneficially or of record 5% or more of the outstanding shares of any class of Fidelity® VIP Growth Portfolio or Fidelity® VIP Contrafund Portfolio.

Other Matters to Come Before the Special Meeting

Fidelity® VIP Growth Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

Fidelity® VIP Growth Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Fidelity® VIP Growth Portfolio’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested. A self-addressed, postage-paid envelope is enclosed for your convenience.

Huey P. Falgout, Jr.
Secretary

25

June 29, 2010

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

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APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 25th day of March, 2010 by ING Partners, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (“ING Partners”), on behalf of ING Fidelity® VIP Contrafund Portfolio (the “Acquiring Portfolio”) and ING Fidelity® VIP Growth Portfolio (the “Acquired Portfolio”), each a separate series of ING Partners.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Adviser Class (“ADV Class”), Class S and Class S2 voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Directors of ING Partners has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio are in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Directors of ING Partners has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraph 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                    TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.          Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional ADV Class, Class S and Class S2 Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2 and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.          The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.          The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Portfolio shall also assume all of the liabilities of the Acquired Portfolio, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1.  On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.          Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will: (i) distribute to the Acquired Portfolio’s shareholders of record with respect to its ADV Class, Class S and Class S2 shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1and (ii) will completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Portfolio’s shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of each class of the Acquired Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Portfolio Shareholders”).  The aggregate net asset value of ADV Class, Class S and Class S2 Acquiring Portfolio Shares to be so credited to ADV Class, Class S and Class S2 Acquired Portfolio Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date.  All issued and outstanding ADV Class, Class S and Class S2 Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in ADV Class, Class S and Class S2 shares of the Acquired Portfolio will represent a number of the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Portfolio shall not issue certificates representing the ADV Class, Class S, and Class I Acquiring Portfolio Shares in connection with such exchange.

1.5.          Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6.          Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.             VALUATION

2.1.          The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Directors.

2.2.          The net asset value of a ADV Class, Class S and Class S2 Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Directors.

2.3.          The number of the ADV Class, Class S and Class S2 Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the ADV Class, Class S and Class S2 shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share of the same class, determined in accordance with paragraph 2.2.

2.4.          All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3.             CLOSING AND CLOSING DATE

3.1.          The Closing Date shall be August 21, 2010 or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2.          The Acquired Portfolio shall direct the Bank of New York Mellon Corporation, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.          The Acquired Portfolio shall direct PNC Global Investment Servicing (U.S.), Inc. (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding ADV Class, Class S and Class S2 shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.          In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Acquired Portfolio or the Board of Directors of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.             REPRESENTATIONS AND WARRANTIES

4.1.          Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of ING Partners, ING Partners, on behalf of the Acquired Portfolio, represents and warrants to the Acquiring Portfolio as follows:

(a)       The Acquired Portfolio is duly organized as a series of ING Partners, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under ING Partners’ Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       ING Partners is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)        The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of ING Partners’ Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which ING Partners, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which ING Partners, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)       All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)       Except as otherwise disclosed in writing to and accepted by ING Partners, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  ING Partners, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)        The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2009 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)        Since December 31, 2009, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio  (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)       On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)        For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulations Section 1.817-5 thereunder;

(m)      All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3.  The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)       The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of ING Partners, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)       The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)       The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.          Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of ING Partners, ING Partners, on behalf of the Acquiring Portfolio, represents and warrants to the Acquired Portfolio as follows:

(a)       The Acquiring Portfolio is duly organized as a series of ING Partners, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under ING Partners’ Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)        ING Partners is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, are in full force and effect;

(c)         No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)        The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of ING Partners’ Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which ING Partners, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which ING Partners, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)       Except as otherwise disclosed in writing to and accepted by ING Partners, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against ING Partners, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business.  ING Partners, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)       The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2009 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)        Since December 31, 2009, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio  (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)        On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)       For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulations Section 1.817-5 thereunder;

(l)        All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by ING Partners and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)      The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of ING Partners, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)       The ADV Class, Class S and Class S2 Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)       The information to be furnished by ING Partners for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)       That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials with respect to the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                      COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.          The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.          The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.          The Acquired Portfolio covenants that the ADV Class, Class S and Class S2 Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.          The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

5.5.          Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.          The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7.          As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the ADV Class, Class S and Class S2 Acquiring Portfolio Shares received at the Closing.

5.8.          The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.          ING Partners, on behalf of the Acquired Portfolio, covenants that ING Partners will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as ING Partners, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) ING Partners’, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio’s Shares to be delivered hereunder, and (b) ING Partners’, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.        The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of ING Partners, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at ING Partners’ election, to the performance by ING Partners, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.          All representations and warranties of ING Partners, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.          ING Partners, on behalf of the Acquiring Portfolio, shall have delivered to the Acquired Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of ING Partners, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Portfolio shall reasonably request;

6.3.          ING Partners, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by ING Partners, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of ING Partners, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at ING Partners’ election, to the performance by ING Partners, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.          All representations and warranties of ING Partners, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.          ING Partners shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of ING Partners;

7.3.          ING Partners, on behalf of the Acquired Portfolio, shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to  and dated as of the Closing Date, to the effect that the representations and warranties of ING Partners, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Portfolio shall reasonably request;

7.4.          ING Partners, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by ING Partners, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.          The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to

4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to ING Partners, on behalf of the Acquired Portfolio, or ING Partners, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of ING Partners’ Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio.  Notwithstanding anything herein to the contrary, ING Partners may not, either on behalf of the Acquiring Portfolio or on behalf of the Acquired Portfolio, waive the conditions set forth in this paragraph 8.1;

8.2.          On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by ING Partners to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4.          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.          The parties shall have received the opinion of Dechert LLP addressed to ING Partners substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of ING Partners.  Notwithstanding anything herein to the contrary, neither the Acquiring Portfolio nor the Acquired Portfolio may waive the condition set forth in this paragraph 8.5.

9.                      BROKERAGE FEES AND EXPENSES

9.1.          ING Partners, on behalf of the Acquired Portfolio and on behalf of the Acquiring Portfolio, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2           The expenses relating to the proposed Reorganization will be borne equally by (i) the investment adviser to the Acquiring Portfolio (or an affiliate of the investment adviser) and (ii) the Acquired Portfolio.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.          ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        ING Partners has not made any representation, warranty or covenant, on behalf of either the Acquired Portfolio or the Acquiring Portfolio, as applicable, not set forth herein, and this Agreement constitutes the entire agreement between the Acquiring Portfolio and Acquired Portfolio with respect to the Reorganization.

10.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.          TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before November 30, 2010, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.          AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of ING Partners; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by ING Partners pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the ADV Class, Class S and Class S2 Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.          NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Company or the Trust, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: Huey P. Falgout Jr., in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, Attn: Jeffrey S. Puretz.

14.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of ING Partners personally, but shall bind only the corporate property of the Acquired Portfolio or the Acquiring Portfolio, as provided in the Articles of Incorporation of ING Partners.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING PARTNERS, INC. on behalf of its
ING Fidelity® VIP Growth Portfolio series

By:	/s/ Michael J. Roland
Name:	Michael J. Roland
Title:	Executive Vice President

ING PARTNERS, INC. on behalf of its
ING Fidelity® VIP Contrafund Portfolio series

By:	/s/ Todd Modic
Name:	Todd Modic
Title:	Senior Vice President

APPENDIX B

ADDITIONAL INFORMATION REGARDING

ING FIDELITY® VIP CONTRAFUND PORTFOLIO (“PORTFOLIO”)

Additional Information about the Investment Objective

The Portfolio’s investment objective is non-fundamental and may be changed, upon approval by the Board, without shareholder approval. The Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.

Master/Feeder Mutual Fund Structure

The Portfolio operates as a “feeder fund” which means it invests all of its assets in a separate mutual fund: Fidelity® VIP Contrafund® Portfolio (the “Master Fund”), which is a series of the Service 2 Class shares of Fidelity Variable Insurance Products Fund II.

The Portfolio has the same investment objective and limitations as the Master Fund in which it invests. The Portfolio does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities. The Master Fund may accept investments from multiple feeder funds, which bear the Master Fund’s expenses in proportion to their assets. The Master Fund may also accept investments directly from separate accounts in connection with Variable Contracts or Qualified Plans.

Under the master/feeder structure, the Portfolio may withdraw its investment in the corresponding Master Fund if the Portfolio’s Board of Trustees (“Board”) determines that it is in the best interests of the Portfolio and its shareholders to do so. Any such withdrawal could result in the Portfolio incurring additional costs or expenses. Any such withdrawal could also result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Portfolio. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Portfolio in another pooled investment entity, asking Directed Services LLC (“DSL” or the “Adviser”) to manage the Portfolio either directly or with a sub-adviser under the investment advisory agreement between ING Partners, Inc. (“IPI” or the “Company”) and the Adviser, or taking other appropriate action.

Investment of the Portfolio’s assets in its Master Fund is not a fundamental policy of the Portfolio, and a shareholder vote is not required for the Portfolio to withdraw its investment from its Master Fund.

Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund in which it invests, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. This structure is different from that of most of the other ING funds and many other investment companies, which directly acquire and manage their own portfolio of securities. The Master Fund may have other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses. The Master Fund is not established as a partnership, and therefore does not allocate income and expenses, but pays distributions to the Portfolio. However, other investors in the Master Fund may bear different expenses and sales charges than the Portfolio which would result in differences in returns received by those investors. Information about the Master Fund and Fidelity Variable Insurance Products and Fidelity Management & Research Company (“FMR”) is provided with their permission and based on information provided by FMR or derived from the Fidelity® Variable Insurance Products prospectus. The prospectus for the Master Fund is attached to this Proxy Statement/Prospectus at Appendix D.

How to Buy and Sell Shares

The Portfolio’s shares may be offered to Variable Contracts, Qualified Plans outside the separate account context, custodial accounts and certain investment advisers and their affiliates, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value (“NAV”) per share of each class of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is computed by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The NAV of the Portfolio is determined based upon the NAV of its Master Fund.

Securities of the Master Fund are valued at NAV. For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s Prospectus and SAI.

When your Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form.

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close. The Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Management of the Portfolio

The Investment Adviser

DSL, a Delaware limited liability company, serves as the adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio. DSL provides or oversees all investment advisory and portfolio management services for the Portfolio. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $38.3 billion in registered investment company assets.

The Adviser, subject to the supervision of the Board, oversees the Portfolio’s day-to-day operations and manages the investment activities of the Portfolio. In the event the Board determines it is in the best interests of the Portfolio and its shareholders to withdraw the Portfolio’s assets from its Master Fund, the Adviser may assume direct management of the Portfolio or may oversee a sub-adviser to manage the Portfolio’s assets. The Adviser is not entitled to compensation from the Portfolio while the Portfolio is functioning as a feeder fund. However, if the Portfolio ceases to function as a feeder fund, pursuant to its investment management agreement with the Company, the Adviser may change an annual advisory fee based on a percentage of the Portfolio’s average daily net assets as reflected in the “Adviser” section of the Portfolio’s SAI.

For information regarding the basis for the Board’s approval of the investment advisory relationships, please refer to the Portfolio’s annual shareholder report dated December 31, 2009.

Manager-of-Managers Structure

The Adviser may engage one or more sub-advisers to provide the day-to-day management of the Portfolio’s portfolio. A sub-adviser may be an affiliate of DSL or may be independent.

The Adviser acts as a “manager-of-manager” for the Portfolio. The Adviser delegates to the sub-advisers of the Portfolio the responsibility for investment management, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the sub-advisers of the Portfolio.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the the Portfolio’s Board. It is not expected that DSL would normally recommend replacement of an affiliated sub-adviser as part of its oversight responsibilities. The Portfolio and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the the Portfolio’s Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the the Portfolio’s shareholders. The Portfolio will notify shareholders of any change in the identity of the sub-adviser of the Portfolio, the addition of a sub-adviser to the Portfolio, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the name of the Portfolio and its investment strategies may also change.

Under the terms of each sub-advisory agreement, an agreement can be terminated by the Adviser or Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of the Portfolio.

Adviser to the Master Fund

FMR serves as manager to the Master Fund and to other mutual funds, including the Fidelity® Variable Insurance Products family of funds. FMR’s principal office is located at 82 Devonshire Street, Boston, MA 02109. As of December 31, 2009, FMR managed approximately $1.3 billion in discretionary assets under management.

The aggregate annual management fee paid by the Master Fund for the most recent fiscal year is approximately 0.56% of the Master Fund’s average daily net assets.

Sub-Adviser to the Master Fund

The following affiliates assist FMR with foreign investments and may provide research and advice on issuers based outside the United States for the Master Fund:

•                  Fidelity Management & Research (U.K.) Inc. (“FMR U.K.”), at 10 Paternoster Square, London, EC4M 7DY, England, serves as a sub-adviser for the Master Funds. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may also provide investment advisory services for the Master Funds.

•                  FIL Investment Advisors (“FIIA”), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the Master Fund. As of June 30, 2009, FIIA had approximately $12.8 billion in discretionary assets under management.

•                  FIL Investment Advisors (“U.K.”) Limited (“FIIA(U.K.)L”), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for the Master Fund. As of June 30, 2009, FIIA(U.K.)L had approximately $5.3 billion in discretionary assets under management.

•                  FIL Investments Japan Limited (“FIJ”), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo, Japan 105-6019, serves a sub-adviser for the Master Funds. FIJ may also provide investment advisory and order execution services for the Master Fund. As of June 30, 2009, FIJ had approximately $32.8 billion in discretionary assets under management.

The following affiliates of FMR serve as sub-adviser for the Master Fund:

•                  Fidelity Management & Research Company (“FMRC”), at 82 Devonshire Street, Boston, Massachusetts, 02109, has day-to-day responsibility for choosing investments for the Master Fund. As of December 31, 2009, FMRC had approximately $582.3 billion in discretionary assets under management.

•                  Fidelity Research & Analysis Company (“FRAC”), at 82 Devonshire Street, Boston, Massachusetts, 02109, was organized in 1986 to provide investment research and advice on issues based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the Master Fund.

FMR pays FMRC and FMR U.K for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

Fidelity®VIP Contrafund® Portfolio is managed by FMR’s Multi-Manager Group. The following individuals are jointly responsible for the day-to-day management of Fidelity® VIP Contrafund®Portfolio.

Robert Stansky is the head of FMR’s Multi-Manager Group. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

John Roth (consumer discretionary) is a member of FMR’s Multi-Manager Group. Mr. Roth joined Fidelity Investments as a research analyst in 1999.

Robert Lee (consumer staples) is a member of FMR’s Multi-Manager Group. Mr. Lee joined Fidelity Investments as a research analyst in 2001.

Matthew Friedman (energy) is a member of FMR’s Multi-Manager Group. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

Steven Kaye (health care) is a member of FMR’s Multi-Manager Group. Since joining Fidelity Investments in 1985, Mr. Kaye has worked as a research analyst, portfolio manager and assistant director of equity research.

John Avery (industrials, materials) is a member of FMR’s Multi-Manager Group. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

Adam Hetnarsky (technology) is a member of FMR’s Multi-Manager Group. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

Douglas Simmons (telecommunications services, utilities) is a member of FMR’s Multi-Manager Group. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School.

Pierre Sorel (financials) is a member of FMR’s Multi-Manager Group. Since joining Fidelity in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager managing funds for investors outside the United States.

Additional Information Regarding the Portfolio Managers

The Master Fund’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Master Fund.

Portfolio Distribution

The Portfolio is distributed by ING Funds Distributor, LLC (“IFD” or the “Distributor”).  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale AZ 85258-2034.

IFD is a member of the Financial Industry Regulatory Authority (“FINRA”).  To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Additional Information Regarding the Classes of Shares

The Portfolio’s shares are classified into Adviser Class (“ADV Class”), Class S and Class S2 shares.  The three classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services.   All classes of the Portfolio have a common investment objective and investment portfolio.

Shareholder Servicing Plan and Plan of Distribution

The Portfolio has a Plan of Distribution pursuant to Rule 12b-1 (“Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for the ADV Class and Class S2 shares. Under the Distribution Plan, the Portfolio makes payment at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its ADV Class and Class S2 shares. These payments are made to Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the ADV Class and Class S2 shares of the Portfolio. Because these fees are paid out of the Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, the Portfolio has a Shareholder Service Plan (“Service Plan”) for its ADV Class, Class S and Class S2 shares. The Service Plan allows the Company to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Adviser) and other financial intermediaries that provide administrative services relating to those shares of the Portfolio and their shareholders. Under the Service Plan, the Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each respective share class. These payments are made to the Distributor in connection with personal services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.

Fidelity Distributors Corporation (“FDC”) distributes Service Class 2 shares of the Master Fund.

Service Class 2 of the Master Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 of the Master Fund is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 of the Master Fund currently pays FDC a 12b-1 (service) fee at a annual rate of 0.25% of its average net assets throughout the month. Shareholders of ADV Class and Class S shares of the Portfolio pay only their proportionate share of the Master Fund 12b-1 Plan expenses.

Frequent Trading — Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolio’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading.  With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders.  This in turn can have an adverse effect on Portfolio performance.

A Portfolio that invests in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in a Portfolio which does not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy.  Similarly, a Portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

Payments to Financial Intermediaries

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to the Portfolio paying fees under the Portfolio’s Distribution Plan and Service Plan, the Portfolio’s Adviser or Distributor (collectively “ING”), out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio’s Adviser and Distributor may make these payments for administrative, record keeping, or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of April 30, 2010, the Distributor has entered in such arrangements with the following insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if a portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolio, the Adviser, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Portfolio Holdings Disclosure Policy

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the previous calendar quarter (e.g., the Portfolio will post the quarter ending June 30 holdings on July 31). The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31.  The Portfolio will send financial statements to its shareholders at least semi-annually.  An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

Dividends and Distributions

The Portfolio declares and pays dividends from net investment income at least annually. The Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of the Portfolio’s dividends may constitute a return of capital. To comply with federal tax regulations, the Portfolio may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”), including requirements with respect to diversification of assets, distribution of income and sources of income.  As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain.  The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level.

See the Portfolio’s SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from ING Fidelity® VIP Contrafund Portfolio’s financial statements, which have been audited by KPMG LLP an independent registered public accounting firm.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets			Supplemental data		Ratios and supplemental data including the master fund
Year or period	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss) on master fund	Total from investment operations	From net investment income	From realized gains from master fund		From return of capital from master fund	Total distributions		Net asset value, end of year or period	Total Return (1)	Gross expenses excluding expenses of the master fund (2) (3) (4)	Net expenses excluding expenses of the master fund (2) (3) (4)	Net investment income (loss) excluding expenses of the master fund (2) (3) (4)	Net assets, end of year or period	Portfolio turnover rate (5)	Expenses including gross expenses of the master fund(2) (4)	Expenses including expenses net of voluntary waivers, if any, of the master fund (2) (4)	Expenses including expenses net of all reductions of the master fund (2) (4)	Portfolio turnover rate of the master fund
ended	($)	($)		($)	($)	($)	($)		($)	($)		($)	(%)	(%)	(%)	(%)	($000’s)	(%)	(%)	(%)	(%)	(%)

ING Fidelity® VIP Contrafund® Portfolio
Class ADV
12-31-09	6.24	0.05		2.09	2.14	0.02	0.20		—	0.22		8.16	34.71	0.55	0.55	0.57	4,268	12	1.47	1.47	1.45	145
12-31-08	14.62	0.05	•	(5.34)	(5.29)	0.58	2.51		—	3.09		6.24	(43.00)	0.55	0.55	0.51	3,897	8	1.46	1.46	1.45	172
12-31-07	13.28	0.03		2.12	2.15	0.02	0.79		—	0.81		14.62	16.69	0.55	0.55	0.24	7,741	35	1.45	1.45	1.44	134
12-31-06	11.99	0.07	•	1.22	1.29	—	0.00	*	—	0.00	*	13.28	10.78	0.55	0.55	0.53	6,317	16	1.46	1.46	1.45	75
12-31-05	10.34	(0.03)		1.68	1.65	—	—		—	—		11.99	15.96	0.55	0.55	(0.50)	3,358	5	1.46	1.46	1.44	60
Class S
12-31-09	6.28	0.06		2.12	2.18	0.06	0.20		—	0.26		8.20	35.13	0.30	0.30	0.83	371,263	12	1.22	1.22	1.20	145
12-31-08	14.72	0.06	•	(5.37)	(5.31)	0.62	2.51		—	3.13		6.28	(42.90)	0.30	0.30	0.58	290,170	8	1.21	1.21	1.20	172
12-31-07	13.37	0.09		2.11	2.20	0.06	0.79		—	0.85		14.72	16.92	0.30	0.30	0.63	414,723	35	1.20	1.20	1.19	134
12-31-06	12.03	0.11	•	1.23	1.34	—	0.00	*	—	0.00	*	13.37	11.16	0.30	0.30	0.84	217,927	16	1.21	1.21	1.20	75
12-31-05	10.34	(0.01)		1.70	1.69	—	—		—	—		12.03	16.34	0.30	0.30	(0.29)	57,988	5	1.21	1.21	1.19	60
Class S2
05-28-09(6) - 12-31-09	6.70	0.06	•	1.62	1.68	0.07	0.20		—	0.27		8.11	25.65	0.55	0.45	1.27	4	12	1.47	1.37	1.35	145

(1) Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital, if any, at net asset value. Total return for periods less than one year is not annualized. The Portfolio’s performance is shown without the imposition of any expenses or charges, which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(2) Annualized for periods less than one year.

(3) Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4) Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5) Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.

(6) Commencement of operations.

• Calculated using average number of shares outstanding throughout the period.

* Amount is less than $0.005.

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APPENDIX C

Security Ownership of Certain Beneficial and Record Owners

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of May 14, 2010:

ING Fidelity® VIP Growth Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING Life Insurance & Annuity Co One Orange Way B3N Windsor, CT 06095	100.0% ADV Class; 99.5% Class S; Beneficial	99.4%	99.6%

Reliastar Life Insurance Company 1 Orange Way Windsor, CT 06095	100.0% Class S2; Beneficial	0.6%	0.0%

ING Fidelity® VIP Contrafund Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING Life Insurance & Annuity Co One Orange Way B3N Windsor, CT 06095	100.0% ADV Class; 99.6% Class S; Beneficial	99.6%	99.6%

Reliastar Life Insurance Company 1 Orange Way Windsor, CT 06095	100.0% Class S2; Beneficial	0.4%	0.0%

*              On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on May 14, 2010.

C-1

APPENDIX D

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products.  The fund may not be available in your state due to various insurance regulations.  Please check with your insurance company for availability.  If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation.  Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity® Variable Insurance Products

Initial Class, Service Class, and Service Class 2

Contrafund® Portfolio

Prospectus

April 30, 2010

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	3

Fund Basics	7	Investment Details
	9	Valuing Shares

Shareholder Information	10	Additional Information about the Purchase and Sale of Shares
	12	Dividends and Capital Gain Distributions

Fund Services	14	Fund Management
	17	Fund Distribution

Appendix	19	Financial Highlights
	23	Additional Information about the Index

2

Fund Summary

Fund/Class:
VIP Contrafund Portfolio/Initial Class, Service Class, Service Class 2

Investment Objective

The fund seeks long-term capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, or redeem interests in a separate account that invests in shares of the fund.  The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees (fees paid directly from your investment)	Not Applicable

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.11%	0.11%	0.11%
Total annual operating expenses	0.67%	0.77%	0.92%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table.  This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher.  For every $10,000 invested, here’s how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

3

	Initial Class	Service Class	Service Class 2
1 year	$68	$79	$94
3 years	$214	$246	$293
5 years	$373	$428	$509
10 years	$835	$954	$1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 145% of the average value of its portfolio.

Principal Investment Strategies

•      Normally investing primarily in common stocks.

•      Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public.

•      Investing in domestic and foreign issuers.

•      Allocating the fund’s assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

•      Investing in either “growth” stocks or “value” stocks or both.

•      Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks

•      Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments.  Different parts of the market can react differently to these developments.

•      Foreign Exposure.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•      Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund.  The information illustrates the changes in the performance of the fund’s shares from year to year and compares the

4

performance of the fund’s shares to the performance of a securities market index over various periods of time.  The index description appears in the Additional Information about the Index section of the prospectus.  Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.  Past performance is not necessarily an indication of future performance.

Year-by-Year Returns

Average Annual Returns

For the periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years/Life of Class
VIP Contrafund Portfolio
Initial Class	35.71%	3.69%	2.82%
Service Class	35.66%	3.59%	2.72%
Service Class 2	35.47%	3.43%	2.90	%(A)
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.95%

(A) From January 12, 2000.

5

Investment Advisers

FMR is the fund’s manager.  FMR Co., Inc. (FMRC) and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Robert Stansky (co-manager), John Roth (co-manager), Robert Lee (co-manager), Matthew Friedman (co-manager), Pierre Sorel (co-manager), Steven Kaye (co-manager), John Avery (co-manager), Adam Hetnarski (co-manager), and Douglas Simmons (co-manager) have managed the fund since October 2007.  Nathan Strik (co-manager) has managed the fund since January 2010.

Purchase and Sale of Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares of the fund.  Insurance companies offer variable annuity and variable life insurance products through separate accounts.  A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts — not variable product owners — are the shareholders of the fund.  Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds.  The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

The price to buy one share of Initial Class, Service Class, or Service Class 2 is its net asset value per share (NAV).  Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share of Initial Class, Service Class, or Service Class 2 is its NAV.  Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund has no minimum investment requirement.

Tax Information

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.  Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment.  Ask your investment professional or visit your intermediary’s web site for more information.

6

Fund Basics

Investment Details

Investment Objective

The fund seeks long-term capital appreciation.

Principal Investment Strategies

FMR normally invests the fund’s assets primarily in common stocks.

FMR invests the fund’s assets in securities of companies whose value it believes is not fully recognized by the public.  The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR allocates the fund’s assets across different market sectors, using different Fidelity managers to handle investments within each sector.  At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund’s sector allocations will approximate the sector weightings of the S&P 500® Index.  While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

FMR is not constrained by any particular investment style.  At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types.  In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values.  If FMR’s strategies do not work as intended, the fund may not achieve its objective.

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Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer.  Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer.  Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund’s performance.  The fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments.  The fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer.  When you sell shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund’s performance:

Stock Market Volatility.  The value of equity securities fluctuates in response to issuer, political, market, and economic developments.  Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments.  For example, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks.  Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.  Changes in the financial condition of a single issuer can impact the market as a whole.  Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure.  Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries.  These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets.  All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments.  In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes.  Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value.  The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes.  If FMR does so, different factors could affect the fund’s performance and the fund may not achieve its investment objective.

8

Fundamental Investment Policies

The following policy is fundamental, that is, subject to change only by shareholder approval:

The fund seeks long-term capital appreciation.

Valuing Shares

The fund is open for business each day the NYSE is open.

A class’s NAV is the value of a single share.  Fidelity normally calculates each class’s NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.  The fund’s assets normally are valued as of this time for the purpose of computing each class’s NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business.  The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days.  In addition, trading in some of the fund’s assets may not occur on days when the fund is open for business.

The fund’s assets are valued primarily on the basis of market quotations or official closing prices.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board’s fair value pricing policies.  For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV.  These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors.  Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market.  Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.  To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds’ prospectuses.  The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds.  A security’s valuation may differ depending on the method used for determining value.  Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund’s NAV by short-term traders.  While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

9

Shareholder Information

Additional Information about the Purchase and Sale of Shares

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.

Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are often not disclosed to the fund, making it difficult to determine whether an individual variable product owner is engaging in excessive trading.  Excessive trading in Permitted Accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares.  Under these policies, insurance companies will be permitted to apply the fund’s excessive trading policy (described below), or their own excessive trading policy if approved by FMR.  In these cases, the fund will typically not request or receive individual account data but will rely on the insurance company to monitor trading activity in good faith in accordance with its or the fund’s policies.  Reliance on insurance companies increases the risk that excessive trading may go undetected.  For other insurance companies, the fund will monitor trading activity at the Permitted Account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000.  The fund may request variable product owner transaction information, as frequently as daily, from any insurance company at any time, and may apply the fund’s policy to such transactions exceeding $5,000.  The fund may prohibit purchases of fund shares by an insurance company or by some or all of any Permitted Accounts.  FMR will apply these policies through a phased implementation.  There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in Permitted Accounts effectively.

Under the excessive trading policy for the fund, excessive trading activity is measured by the number of roundtrip transactions in a variable product owner’s account.  A roundtrip transaction occurs when a variable product owner sells fund shares within 30 days of the purchase date.  For purposes of the fund’s policy, exchanges are treated as a sale and a purchase.

Variable product owners with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases of the fund or limited to trading by U.S. mail for 85 days.  Variable product owners with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked from making additional purchases for at least 85 days or limited to trading by U.S. mail for 12 months across all Fidelity funds.  Any roundtrip within 12 months of the expiration of a multi-fund block or U.S. mail restriction will initiate another multi-fund block or a 12-month U.S. mail restriction.  Repeat offenders may be

10

subject to long-term or permanent U.S. mail restrictions on purchases in any account under the variable product owner’s control at any time.  In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases that, in FMR’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests.  The administration and effectiveness of these sanctions will in large part depend on the rights, ability, and willingness of insurance companies to impose the sanctions.

The fund’s excessive trading policy does not apply to transactions of $5,000 or less, or transactions which have been demonstrated to the fund to be (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a retirement plan sponsor, sponsors of certain other employee benefit plans or qualified fund of fund(s), or (iv) transactions in certain company-owned accounts.  A qualified fund of fund(s) must demonstrate that it has an investment strategy coupled with policies designed to control frequent trading that have been determined by the fund’s Treasurer to be reasonably effective.

The fund’s policies are separate from any insurance company policies and procedures applicable to variable product owner transactions.  The variable annuity or variable life insurance product prospectus will contain a description of the insurance company’s policies and procedures, if any, with respect to excessive trading.  If you purchase or sell fund shares through an insurance company, you may wish to contact the insurance company to determine the policies applicable to your account.

The fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus.  The fund’s Treasurer is authorized to suspend the fund’s policies during periods of severe market turbulence or national emergency.  The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

There is no assurance that the fund’s excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

The price to buy one share of Initial Class, Service Class, or Service Class 2 is its NAV.  Initial Class, Service Class, and Service Class 2 shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf.  When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediaries.  Orders by qualified funds of funds, including mutual funds for which FMR or an affiliate serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a

11

limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of Initial Class, Service Class, or Service Class 2 is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form.  Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf.  When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediaries.  Orders by qualified funds of funds, including mutual funds for which FMR or an affiliate serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other.  The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts).  Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations.  Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends.  The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

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Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

13

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.

FMR is the fund’s manager.  The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2009, FMR had approximately $1.3 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund’s investments and handling its business affairs.

FMRC serves as a sub-adviser for the fund.  FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of FMR.  As of December 31, 2009, FMRC had approximately $582.3 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), an affiliate of FMR, was organized in 1986.  FRAC serves as a sub-adviser for the fund and may provide investment research and advice for the fund.

Affiliates assist FMR with foreign investments:

•      Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7DY, England, serves as a sub-adviser for the fund.  As of December 31, 2009, FMR U.K. had approximately $11.3 billion in discretionary assets under management.  FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

•      Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund.  As of December 31, 2009, FMR H.K. had approximately $1.8 billion in discretionary assets under management.  FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

•      Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo 105-0001, Japan, serves as a sub-adviser for the fund.  FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States.  FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

•      FIL Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund.  As of June 30, 2009, FIIA had approximately $12.8 billion in discretionary assets under management.  FIIA may provide investment research and advice on issuers based outside the United States for the fund.

•      FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, serves as a sub-adviser for the fund.  As of June 30, 2009, FIIA(U.K.)L had approximately $5.3 billion in discretionary assets under management.  FIIA(U.K.)L may provide investment

14

research and advice on issuers based outside the United States for the fund.

•      FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund.  As of June 30, 2009, FIJ had approximately $32.8 billion in discretionary assets under management.  FIJ may provide investment research and advice on issuers based outside the United States for the fund.

Robert Stansky is head of FMR’s Multi-Manager Group and comanager of the fund, which he has managed since October 2007.  He also manages other Fidelity funds.  Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

John Roth is a member of FMR’s Multi-Manager Group and comanager of the consumer discretionary sector of the fund, which he has managed since October 2007.  He also manages other Fidelity funds.  Since joining Fidelity Investments in 1999, Mr. Roth has worked as a research analyst and portfolio manager.

Robert Lee is a member of FMR’s Multi-Manager Group and comanager of the consumer staples sector of the fund, which he has managed since October 2007.  He also manages other Fidelity funds.  Since joining Fidelity Investments in 2001, Mr. Lee has worked as a research analyst and portfolio manager.

Matthew Friedman is a member of FMR’s Multi-Manager Group and co-manager of the energy and materials sectors of the fund, which he has managed since October 2007.  He also manages other Fidelity funds.  Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

Nathan Strik is a member of FMR’s Multi-Manager Group and comanager of the energy sector of the fund, which he has managed since January 2010.  He also manages other Fidelity funds.  Since joining Fidelity Investments in 2002, Mr. Strik has worked as a research analyst and portfolio manager.

Pierre Sorel is a member of FMR’s Multi-Manager Group and comanager of the financials sector of the fund, which he has managed since October 2007.  Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager.

Steven Kaye is a member of FMR’s Multi-Manager Group and comanager of the health care sector of the fund, which he has managed since October 2007.  He also manages other Fidelity funds.  Since joining Fidelity Investments in 1985, Mr. Kaye has worked as a research analyst, assistant director of equity research, and portfolio manager.

John Avery is a member of FMR’s Multi-Manager Group and comanager of the materials and industrials sector of the fund, which he has managed since October 2007.  He also manages other Fidelity funds.  Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

Adam Hetnarski is a member of FMR’s Multi-Manager Group and co-manager of the technology sector of the fund, which he has managed since October 2007.  He also manages other Fidelity funds.  Since joining Fidelity Investments in 1991, Mr. Hetnarski has worked as a research analyst and portfolio manager.

Douglas Simmons is a member of FMR’s Multi-Manager Group and co-manager of

15

the Telecomm and Utilities sectors of the fund, which he has managed since October 2007.  He also manages other Fidelity funds.  Since joining Fidelity Investments in 2003, Mr. Simmons has worked as a portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Stansky, Roth, Lee, Friedman, Strik, Sorel, Kaye, Avery, Hetnarski, and Simmons.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector.  The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization.  Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views.  These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR.  The management fee is calculated and paid to FMR every month.  The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR.  This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2009, the group fee rate was 0.26%.  The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended December 31, 2009, was 0.56% of the fund’s average net assets.  Because the fund’s management fee rate may fluctuate, the fund’s management fee may be higher or lower in the future.

FMR pays FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.  FMR and its affiliates pay FRAC for providing sub-advisory services.  FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L.  FIIA in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund’s annual report for the fiscal period ended December 31, 2009.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit.  FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year.  Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class’s expenses and boost its performance.

FMR has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

16

	Initial Class	Service Class	Service Class 2
Rate	0.85%	0.95%	1.10%
Effective Date	2/1/05	2/1/05	2/1/05

These arrangements may be discontinued by FMR at any time.

Fund Distribution

The fund is composed of multiple classes of shares.  All classes of the fund have a common investment objective and investment portfolio.

FDC distributes each class’s shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares.  This compensation may take the form of:

•                  distribution and/or service (12b-1) fees

•                  payments for additional distribution-related activities and/or shareholder services

•                  payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail in this section and in the SAI.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners.  FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services.  Currently, the Board of Trustees of the fund has authorized such payments for Initial Class.  Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges.  Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act.  Under the plan, Service Class is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners.  Service Class may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time.  Service Class currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month.  Service Class’s 12b-1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act.  Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners.  Service Class 2 currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

17

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker- dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

If payments made by FMR to FDC or to intermediaries under Initial Class’s Distribution and Service Plan were considered to be paid out of Initial Class’s assets on an ongoing basis, they might increase the cost of a shareholder’s investment and might cost a shareholder more than paying other types of sales charges.

Any fees paid out of Service Class’s or Service Class 2’s assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.

In addition, each Service Class and Service Class 2 plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services.  Currently, the Board of Trustees of the fund has authorized such payments for Service Class and Service Class 2.  Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges.  Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus.  If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC.  This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

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Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class’s financial history for the past 5 years.  Certain information reflects financial results for a single class share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund’s financial highlights and financial statements, is included in the fund’s annual report.  A free copy of the annual report is available upon request.

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VIP Contrafund Portfolio - Initial Class

Years ended December 31,	2009		2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$15.39		$27.90	$31.47	$31.03	$26.62
Income from Investment Operations
Net investment income (loss) (C)	.23		.24	.34	.27	.18
Net realized and unrealized gain (loss)	5.26		(11.87)	5.17	3.30	4.32
Total from investment operations	5.49		(11.63)	5.51	3.57	4.50
Distributions from net investment income	(.25)		(.23)	(.33)	(.42)	(.08)
Distributions from net realized gain	(.01)		(.65)	(8.75)	(2.71)	(.01)
Total distributions	(.26	)(I)	(.88)	(9.08)	(3.13)	(.09	)(H)
Redemption fees added to paid in capital (C), (G)	—		—	—	—	—
Net asset value, end of period	$20.62		$15.39	$27.90	$31.47	$31.03
Total Return (A), (B).	35.71%		(42.51)%	17.59%	11.72%	16.94%
Ratios to Average Net Assets (D), (F)
Expenses before reductions	.67%		.66%	.65%	.66%	.66%
Expenses net of fee waivers, if any	.67%		.66%	.65%	.66%	.66%
Expenses net of all reductions	.65%		.65%	.64%	.65%	.64%
Net investment income (loss)	1.33%		1.07%	1.00%	.85%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$7,405,228		$6,240,871	$12,371,009	$11,595,588	$11,099,527
Portfolio turnover rate (E)	145%		172%	134%	75%	60%

(A)	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
(B)	Total returns would have been lower had certain expenses not been reduced during the periods shown.
(C)	Calculated based on average shares outstanding during the period.
(D)

Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

(E)	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
(F)

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

(G)	Amount represents less than $.01 per share.
(H)	Total distributions of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.005 per share.
(I)	Total distributions of $.26 per share is comprised of distributions from net investment income of $.250 and distributions from net realized gain of $.005 per share.

20

VIP Contrafund Portfolio - Service Class

Years ended December 31,	2009		2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$15.33		$27.80	$31.38	$30.93	$26.53
Income from Investment Operations
Net investment income (loss) (C)	.21		.21	.30	.24	.16
Net realized and unrealized gain (loss)	5.25		(11.83)	5.16	3.28	4.30
Total from investment operations	5.46		(11.62)	5.46	3.52	4.46
Distributions from net investment income	(.23)		(.20)	(.29)	(.36)	(.06)
Distributions from net realized gain	(.01)		(.65)	(8.75)	(2.71)	(.01)
Total distributions	(.24	)(I)	(.85)	(9.04)	(3.07)	(.06	)(H)
Redemption fees added to paid in capital (C), (G)	—		—	—	—	—
Net asset value, end of period	$20.55		$15.33	$27.80	$31.38	$30.93
Total Return (A), (B)	35.66%		(42.61)%	17.51%	11.59%	16.85%
Ratios to Average Net Assets (D), (F)
Expenses before reductions	.77%		.76%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.77%		.76%	.75%	.76%	.76%
Expenses net of all reductions	.75%		.75%	.74%	.75%	.74%
Net investment income (loss)	1.23%		.97%	.90%	.75%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$1,784,820		$1,497,734	$3,008,644	$2,766,343	$2,503,244
Portfolio turnover rate (E)	145%		172%	134%	75%	60%

(A)	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
(B)	Total returns would have been lower had certain expenses not been reduced during the periods shown.
(C)	Calculated based on average shares outstanding during the period.
(D)

Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

(E)	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
(F)

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

(G)	Amount represents less than $.01 per share.
(H)	Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.
(I)	Total distributions of $.24 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.005 per share.

21

VIP Contrafund Portfolio - Service Class 2

Years ended December 31,	2009		2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$15.14		$27.46	$31.11	$30.69	$26.35
Income from Investment Operations
Net investment income (loss) (C)	.18		.18	.25	.19	.11
Net realized and unrealized gain (loss)	5.18		(11.67)	5.11	3.26	4.27
Total from investment operations	5.36		(11.49)	5.36	3.45	4.38
Distributions from net investment income	(.21)		(.18)	(.26)	(.32)	(.04)
Distributions from net realized gain	(.01)		(.65)	(8.75)	(2.71)	(.01)
Total distributions	(.21	)(I)	(.83)	(9.01)	(3.03)	(.04	)(H)
Redemption fees added to paid in capital (C), (G)	—		—	—	—	—
Net asset value, end of period	$20.29		$15.14	$27.46	$31.11	$30.69
Total Return (A), (B)	35.47%		(42.69)%	17.30%	11.43%	16.65%
Ratios to Average Net Assets (D), (F)
Expenses before reductions	.92%		.91%	.90%	.91%	.91%
Expenses net of fee waivers, if any	.92%		.91%	.90%	.91%	.91%
Expenses net of all reductions	.90%		.90%	.89%	.90%	.89%
Net investment income (loss)	1.08%		.82%	.75%	.60%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$7,577,737		$6,187,985	$9,339,663	$6,185,595	$3,247,909
Portfolio turnover rate (E)	145%		172%	134%	75%	60%

(A)	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
(B)	Total returns would have been lower had certain expenses not been reduced during the periods shown.
(C)	Calculated based on average shares outstanding during the period.
(D)

Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

(E)	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
(F)

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

(G)	Amount represents less than $.01 per share.
(H)	Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.005 per share.
(I)

Total distributions of $.21 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.005 per share.

22

Additional Information about the Index

S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

23

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you.  You may also be asked to provide documents that may help to establish your identity, such as your driver’s license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number.  You may also be asked to provide documents, such as drivers’ licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund.  A description of the fund’s policies and procedures for disclosing its holdings is available in its SAI and on Fidelity’s web sites.  The SAI also includes more detailed information about the fund and its investments.  The SAI is incorporated herein by reference (legally forms a part of the prospectus).  The fund’s annual and semi-annual reports also include additional information.  The fund’s annual report includes a discussion of the fund’s holdings and recent market conditions and the fund’s investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098.  In addition, you may visit Fidelity’s web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund’s annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s web site (http://www.sec.gov).  You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.  You can also review and copy information about the fund, including the fund’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act of 1940, File Number, 811-05511

FDC is a member of the Securities Investor Protection Corporation (SIPC).  You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Contrafund, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

The term “VIP” as used in this document refers to Fidelity Variable Insurance Products.

24

PART B

ING PARTNERS, INC.

Statement of Additional Information

June 29, 2010

Acquisition of the Assets and Liabilities of: ING Fidelity® VIP Growth Portfolio (A Series of ING Partners, Inc.) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: ING Fidelity® VIP Contrafund® Portfolio (A Series of ING Partners, Inc.) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Partners, Inc. (“SAI”) is available to the shareholders of ING Fidelity® VIP Growth Portfolio, a series of ING Partners, Inc., in connection with a proposed transaction whereby all of the assets and liabilities of ING Fidelity® VIP Growth Portfolio will be transferred to ING Fidelity® VIP Contrafund® Portfolio, a separate series of ING Partners, Inc., in exchange for shares of ING Fidelity® VIP Contrafund® Portfolio.

This SAI consists of: (i) this cover page; (ii) the Portfolio Managers’ Report for ING Fidelity® VIP Contrafund® Portfolio; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.                            The SAI for ING Fidelity® VIP Growth Portfolio and ING Fidelity® VIP Contrafund® Portfolio dated April 30, 2010, as filed on April 28, 2010 (File No: 333-32575).

2.                            The Financial Statements of ING Fidelity® VIP Growth Portfolio and ING Fidelity® VIP Contrafund® Portfolio, included in the Annual Report dated December 31, 2009, as filed on March 4, 2010 and the Semi-Annual Report dated June 30, 2009, as filed on September 3, 2009 (File No: 811-08319).

Pro forma financial statements in connection with this Reorganization have not been included in this SAI since the net asset value of ING Fidelity® VIP Growth Portfolio, the disappearing fund, did not exceed ten percent of the net asset value of the surviving fund, ING Fidelity® VIP Contrafund® Portfolio, as of April 15, 2010.

This SAI is not a prospectus.  A Prospectus/Proxy Statement dated June 29, 2010, relating to the Reorganization of ING Fidelity® VIP Growth Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-262-3862.  This SAI should be read in conjunction with the Prospectus/Proxy.

PORTFOLIO MANAGERS’ REPORT FOR
ING FIDELITY® VIP CONTRAFUND® PORTFOLIO

Set forth below is an excerpt from ING Fidelity® VIP Contrafund® Portfolio’s Annual Report for the fiscal year ended December 31, 2009.

*        *        *

MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2009

In our semi-annual report we described how markets in risky assets, depressed by the financial crisis and recession, had abruptly recovered after early March to register gains through June 30, 2009. This was maintained in the second half of the fiscal year and global equities in the form of the MSCI World IndexSM(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), added 20.00%, for a return of 25.70% for the fiscal year ended December 31, 2009. (The MSCI World IndexSM returned 29.99% for the fiscal year ended December 31, 2009, measured in U.S. dollars). From the March 9, 2009 low point, the return was 60.90%. In currencies, the U.S. dollar was mixed for the year, losing 1.60% to the euro and 9.10% to the pound, but gaining 2.10% on the yen.

The rally had been credited to “green shoots”, a metaphor for signs, perhaps frail and erratic, that the worst of the financial crisis and resulting recession was over. Governments intervened massively to recapitalize companies considered systemically important, or at least to make practically unlimited amounts of liquidity available to them at low cost. These were mainly banks and other financial institutions, but in the U.S. also included major auto makers. Some financial giants in the U.S. and U.K., once thought impregnable, now sit meekly under government control. Interest rates have been reduced to record low levels to encourage these institutions to lend and generally to support demand. Bank lending has continued to stagnate, however (except in China, where banks tend to follow government directions). Corporations have instead issued bonds, which have been eagerly taken up by yield hungry investors.

“Cash-for-Clunkers” programs were successfully introduced in a number of countries, under which governments subsidized the trade-in of old vehicles for newer models. In the U.S., the government offered an $8,000 tax credit to first-time home buyers and extended jobless benefits. In Europe, to reduce the number of workers being laid off, corporations were subsidized to keep them on part time. The UK reduced Value Added Tax.

Government budget deficits have soared to modern-day records: in the U.S. alone, the deficit equaled $1.42 trillion for the fiscal year ending September 30, 2009. To keep interest rates down, the Federal Reserve Board and the Bank of England have been buying Treasury bonds in a strategy known as quantitative easing.

What will happen when large-scale government intervention ends is probably the greatest concern for investors. But China’s rate of gross domestic product (“GDP”) growth is approaching 10% again and by the end of the year some key areas of the domestic economy were clearly looking better.

House prices are rising again. The Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(2) of house prices in 20 cities was reported in December to have risen for five consecutive months, although it was still down 7.30% from a year earlier. Sales of existing homes in November rose to the highest levels since February 2007.

On the employment front, just 11,000 jobs were lost in November and by year end the number of new unemployment claims was the lowest since July 2008. Yet the unemployment rate rose to 10.00%, having peaked at 10.20% even as thousands of workers left the labor force. Wage growth continued to decelerate and the average working week still hovered near lowest recorded levels. Broad, sustainable recovery will require a much more vigorous improvement in the labor market.

The economy, after four consecutive quarterly declines, has at least started to expand again. In the third quarter of 2009, GDP in the U.S. rose by 2.20% at an annual rate.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 5.93% for the fiscal year ended December 31, 2009. But improving risk appetite, combined with concern over the large volumes of issuance and fears of longer term inflation, meant that the Barclays Capital U.S. Treasury Index(4) component returned (3.57)% while the Barclays Capital Corporate Investment Grade Bond

2

Index(5) returned 18.68%. High yield bonds, represented by the Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index(6), did even better, gaining a remarkable 58.76%. The annual yield on the 90-day U.S. Treasury Bills started the year at 12 basis points and ended it at just 5 basis points.

U.S. equities, represented by the S&P 500® Composite Stock Price (“S&P 500®”) Index(7) including dividends, returned 26.46% for the fiscal year ended December 31, 2009, led by the technology and materials sectors, with telecoms and utilities lagging, albeit with positive returns. It was far from a smooth ride, and sentiment would periodically become fixated on the rather shaky foundation of the rally. Profits for S&P 500® companies suffered their ninth straight quarter of annual decline in the third quarter. But this must surely change in the fourth quarter since in the corresponding period in 2008, S&P 500® earnings were actually negative.

In international markets, the MSCI Japan® Index(8) rose 9.10% for the fiscal year, all of it in the first half. By the second quarter, GDP was rising again but it was due to net exports and government stimulus. Domestic demand was still in the doldrums, with wages down for 18 straight months and deflation again the norm. The MSCI Europe ex UK® Index(9) surged 27.70%. As in the U.S., the region’s economy returned to growth in the third quarter of 2009. Prices stopped falling in November and by year end purchasing managers’ indices were in expansion mode. Against this, unemployment was still on the rise to 9.80%. The MSCI UK® Index(10) jumped 27.60%, despite the disappointment that, alone among the world’s largest economies, a rebound in GDP had not been reported by year end. Still, by November house prices were rising on an annual basis for the first time since early 2008, unemployment stabilized and, as in Continental Europe, purchasing managers’ indices pointed firmly to expansion.

(1)  The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3)  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)  The Barclays Capital U.S. Treasury Index is an unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

(5)  The Barclays Capital Corporate Investment Grade Bond Index is the corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

(6)  The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

(7)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(8)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(9)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(10)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

*        *        *

4

ING FIDELITY® VIP CONTRAFUND® PORTFOLIO

PORTFOLIO MANAGERS’ REPORT

ING Fidelity® VIP Contrafund® Portfolio (the “Portfolio”) seeks long-term capital appreciation by investing all of its assets in the Service Class 2 shares of the VIP Contrafund® Portfolio, a series of Fidelity Variable Insurance Products Fund II, a registered open-end investment company. Please refer to Management’s Discussion of Fund Performance on page 4 of the included Fidelity® Variable Insurance Products: Contrafund® Portfolio Annual Report.

For the year ended December 31, 2009, the Portfolio’s Class S and Class ADV shares returned 35.13% and 34.71%, respectively, compared to the S&P 500® Index(1), which returned 26.46%. Since Class S2’s inception on May 28, 2009 through December 31, 2009, the Portfolio’s Class S2 shares provided a total return of 25.65% compared to the S&P 500® Index(1), which returned 22.83% for the period of June 1, 2009 through December 31, 2009.

	1 Year	5 Year	Since Inception of Classes S and ADV November 15, 2004		Since Inception of Class S2 May 28, 2009
Class S	35.13%	3.13%	3.73%		—
Class ADV	34.71%	2.85%	3.45%		—
Class S2	—	—	—		25.65%
S&P 500® Index(1)	26.46%	0.42%	1.84	%(2)	22.83	%(3)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Fidelity® VIP Contrafund® Portfolio against the index indicated. An index is unmanaged, has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in the index. The Portfolio’s performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio Shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Portfolio has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

(1) The S&P 500® Index is an unmanaged index that measures the performance of the securities of approximately 500 of the largest companies in the U.S.

5

(2) Since inception performance of the index is shown from November 1, 2004.

(3) Since inception performance of the index is shown from June 1, 2009.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

6

3 EASY WAYS TO VOTE YOUR VOTING INSTRUCTION CARD

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card, sign and date the Voting Instruction Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 10, 2010

PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the above-referenced Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instruction Card as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.

To approve an Agreement and Plan of Reorganization by and between ING Fidelity® VIP Growth Portfolio and ING Fidelity® VIP Contrafund Portfolio, providing for the reorganization of ING Fidelity® VIP Growth Portfolio with and into ING Fidelity® VIP Contrafund Portfolio.

	For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot,

sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON AUGUST 10, 2010

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

ING FIDELITY® VIP GROWTH PORTFOLIO

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on August 10, 2010, at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.

To approve an Agreement and Plan of Reorganization by and between ING Fidelity® VIP Growth Portfolio and ING Fidelity® VIP Contrafund Portfolio, providing for the reorganization of ING Fidelity® VIP Growth Portfolio with and into ING Fidelity® VIP Contrafund Portfolio.

	For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article NINTH, Section (d) of the Articles of Incorporation of ING Partners, Inc. (the “Registrant”), as amended, provides for indemnification of directors and officers as follows:

(d)                                 The Corporation shall indemnify its officers and directors and any officer or director who serves at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

(i)                                     Every person who is or has been a director or officer of the Corporation, and every person who while an officer or director of the Corporation serves or has served at the Corporation’s request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a director or officer of the Corporation or a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation, and against amounts paid or incurred by him or her in the settlement thereof.

(ii)                                  The words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(iii)                               No indemnification shall be provided hereunder to a director or officer against any liability to the Corporation or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

(iv)                              The rights of indemnification provided herein may be insured against by policies maintained by the Corporation, shall be severable, shall not affect any other rights to which any director or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(v)                                 In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in subsection (vi) of this Section (d) of Article NINTH, unless in the absence of such a decision, a reasonable determination based upon a factual review has been made:

(1)                                  by a majority vote of a quorum of non-party Directors who are not “interested” persons of the Corporation (as defined in the 1940 Act), or

(2)                                  by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

(vi)                              The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions: (1) the indemnitee provides security for his undertaking, (2) the Corporation is insured against losses arising by reason of any lawful advances or (3) a majority of a quorum of non-party Directors who are not “interested” persons or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnitee will be entitled to indemnification.

The Corporation may, with the approval of the Board of Directors, provide such indemnification and advancement of expenses as set forth in subsections (i) through (vi) of this Section (d) of Article Ninth to employees and agents of the Corporation and to any person (other than officers or directors of the Corporation) who serves at the request for the Corporation as an officer, director, employee or agent of another corporation, partnership, joint venture or other enterprise.

Any repeal or amendment of any of the provisions of this section (d) of Article NINTH, and any adoption or amendment of any other provision of the Charter or bylaws of the Corporation which may be inconsistent with the provisions of this section (d) of Article NINTH, shall be prospective in operation and effect only, and shall not affect in any manner any right to indemnification hereunder existing at the time of any such repeal, amendment or adoption.

Section XII.B of the Administrative Services Agreement provides for indemnification of the administrator as follows:

In the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties hereunder on the part of the Administrator or any officer, director or employee of the Administrator, to the extent permitted by applicable law, the Company hereby agrees to indemnify and hold the Administrator harmless from and against all claims, actions, suits and proceedings at law or in equity, whether brought or asserted by a private party or a governmental agency, instrumentality or entity of any kind, relating to the sale, purchase, pledge of, advertisement of, or solicitation of sales or purchases, of any security by or on behalf of the Series, or issued by the Series, in alleged violation of applicable federal, state or foreign laws, rules or regulations.

In addition, the Registrant’s officers and directors will be covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any “improper personal benefit”; and (2) that a corporation must (unless otherwise provided in the corporation’s charter or articles of incorporation) indemnify a director if he or she is successful on the merits in defending a suit against him or her by reason of being a director.  The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s Articles of Incorporation, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

(1)          (a)   Articles of Incorporation for ING Partners, Inc. (formerly known as Portfolio Partners, Inc.) - Filed as an Exhibit to the Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(b)         Articles of Amendment effective August 29, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 8 to the Registrant’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

(c)          Articles of Amendment effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(d)         Articles of Amendment effective December 16, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(e)          Articles of Amendment effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to the Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(f)            Articles of Amendment effective January 23, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(g)         Articles of Amendment effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(h)         Articles of Amendment effective November 8, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(i)             Articles Supplementary to Articles of Incorporation effective August 20, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(j)             Articles Supplementary to Articles of Incorporation effective February 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 8 to the Registrant’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

(k)          Articles Supplementary to Articles of Incorporation effective January 17, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant’s Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

(l)             Articles Supplementary to Articles of Incorporation effective June 10, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant’s Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

(m)       Articles Supplementary to Articles of Incorporation effective November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(n)         Articles of Amendment effective May 2, 2005 to Articles of Incorporation (name change) - Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(o)         Articles Supplementary dated August 8, 2005 to the Articles of Incorporation — Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

(p)         Articles Supplementary dated November 23, 2005 to the Articles of Incorporation - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

(q)         Articles Supplementary dated January 31, 2006 to the Articles of Incorporation of ING Partners, Inc.— Filed as an Exhibit to Post-Effective Amendment No.28 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(r)            Articles of Amendment, effective April 28, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(s)          Article of Amendment effective August 7, 2006 regarding ING MFS Capital Opportunities Portfolio name change — Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(t)            Articles of Amendment effective January 30, 2007 regarding the dissolution of ING Goldman Sachs Capital Growth Portfolio and ING Goldman Sachs Structured Equity Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(u)         Articles Supplementary effective June 13, 2007 regarding Solution Growth and Income Portfolio and Solution Growth Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 33 to the Registrant’s Form N-1A Registration Statement on June 28, 2007 and incorporated herein by reference.

(v)         Articles of Amendment effective August 20, 2007, regarding the name change of ING Davis Venture Value Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(w)       Articles of Amendment effective November 29, 2007 regarding the dissolution of ING Fundamental Research Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(x)           Articles Supplementary dated February 27, 2008 to the Articles of Incorporation of ING Partners, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(y)         Articles Supplementary dated January 16, 2009 to the Articles of Incorporation of ING Partners, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 41 to the Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(z)  Articles Supplementary dated March 18, 2009 to the Articles of Incorporation of ING Partners, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(aa)    Articles Supplementary dated April 1, 2009 regarding the name change of ING Columbia Small Cap Value II Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(bb)  Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated June 22, 2009 - Filed as an Exhibit to Post-Effective Amendment No. 47 to the Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

(cc)    Articles of Amendment dated July 29, 2009 regarding the dissolution of ING American Century Large Company Value Portfolio and ING Neuberger Berman Partners Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(dd)  Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated March 19, 2010 regarding the creation of ING Solution Aggressive Portfolios and ING Solution Conservative Portfolios - Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(ee)    Articles of Amendment effective April 30, 2010 regarding ING Legg Mason ClearBridge Aggressive Growth Portfolio name change Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(2)          By-laws - Filed as an Exhibit to the Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(i)             Amendment to the By-laws of ING Partners, Inc. dated November 10, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(3)          Not applicable.

(4)          Form of Agreement and Plan of Reorganization between ING Partners, Inc. on behalf of its series ING Fidelity® VIP Growth Portfolio and ING Fidelity® VIP Contrafund Portfolio — See Appendix A to the Proxy Statement/Prospectus.

(5)          Instruments Defining Rights of Security Holders (set forth in the Articles of incorporation which are incorporated by reference) - Filed as an Exhibit to the Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(6)          (a)   Investment Advisory Agreement dated May 1, 2003 between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 11 to the Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(i)            Amendment dated May 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company effective May 1, 2004 - Filed as an Exhibit to Post-Effective

Amendment No. 13 to the Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(ii)           Amendment dated September 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Form N-1A Registration Statement on September 15, 2004 and incorporated herein by reference.

(iii)          Amendment dated November 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iv)          Amendment dated December 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(v)           Substitution Agreement between ING Partners, Inc. and Directed Services, LLC, dated January 1, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(vi)          Amended Schedule A effective April 2010, to the Investment Advisory Agreement between ING Partners, Inc. and Directed Services LLC — - Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(vii)         Amended Schedule B effective April 2010, to the Investment Advisory Agreement between ING Partners, Inc. and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(viii)        Side Agreement Letter dated January 1, 2010, between Directed Services LLC and ING Partners, Inc. regarding fee waivers to ING Van Kampen Comstock Portfolio’s Adviser Class, Initial Class and Service Class shares - Amended Schedule A effective April 2010, to the Investment Advisory Agreement between ING Partners, Inc. and Directed Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(ix)           Side Agreement Letter dated May 1, 2010 between Directed Services LLC and ING Partners, Inc. regarding fee waiver to ING Van Kampen Comstock Portfolio (Class S2 shares) — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(x)            Letter Agreement dated January 1, 2008 between Directed Services LLC and ING Partners, Inc. regarding waiver of advisory fee for ING Oppenheimer Strategic Income (investing in Oppenheimer Master Loan Fund) — Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(x)            Side Agreement dated June 1, 2009 between Directed Service LLC and ING Partners, Inc. regarding waiver of advisory fee for ING Templeton Foreign Equity Portfolio (when investing in Templeton Institutional Funds-Foreign Smaller Companies Series) — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(b)         Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and ING Investment Management Co. (“ING IM”) (formerly known as Aeltus Investment Management, Inc.) - Filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(i)            Amendment, dated April 28, 2006, to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and ING Investment Management Co. — Filed as an Exhibit to Post- Effective Amendment No.28 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(ii)           Second Amendment dated December 15, 2006 to the Investment Sub- Advisory Agreement between ING Life Insurance and Annuity Company and ING Investment Management Co. — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)          Substitution Agreement dated January 1, 2007 between ING Life Insurance and Annuity Company and ING Investment Management Co. — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)          Third Amendment dated September 15, 2007 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and ING Investment Management Co. - Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(c)          Investment Sub-Advisory Agreement between ING Life Insurance Company and Annuity Company and UBS Global Asset Management, Inc. (Americas) (regarding ING UBS U.S. Large Cap Equity Portfolio) effective May 1, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(i)            Amendment dated April 28, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and UBS Global Asset Management, Inc. (US) (regarding UBS U.S. Large Cap Equity and ING UBS U.S. Small Cap Growth Portfolio) — Filed as an Exhibit to Post-Effective Amendment No.28 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(ii)           Second Amendment dated December 15, 2006 to the Investment Sub- Advisory Agreement between ING Life Insurance and Annuity Company and UBS Global Asset Management, Inc. (US) — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)          Substitution Agreement dated January 1, 2007 between UBS Global Asset Management, Inc. and Directed Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)          Third Amendment dated August 1, 2008 between UBS Global Asset Management, Inc. and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(v)           Amended Appendix A to Investment Sub-Advisory Agreement dated November 2009 between Directed Services LLC and UBS Global Asset Management (Americas) Inc. — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(d)         Investment Sub-Advisory Agreement dated November 19, 2001 between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) and OpCap Advisors - Filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)            Amendment dated June 3, 2003 to Investment Sub-Advisory Agreement between ILIAC and OpCap Advisors - Filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)           Novation of Sub-Advisory Agreement dated July 21, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)          Second Amendment dated December 15, 2006 to the Investment Sub- Advisory Agreement between ING Life Insurance and Annuity Company and OpCap Advisors — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)          Substitution Agreement dated January 1, 2007 between OpCap Advisors and Directed Services, LLC. — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)           Third Amendment dated August 1, 2008 between Directed Services LLC and Oppenheimer Capital LLC — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(e)          Investment Sub-Advisory Agreement dated December 1, 2005 between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Salomon Brothers Asset Management Inc - Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)            Assumption Agreement dated December 1, 2006 between Salomon Brothers Asset Management Inc. and CAM North America, LLC (ClearBridge Advisors, LLC) — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)           Amendment dated April 1, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Salomon Brothers Asset Management Inc — Filed as an Exhibit to Post-Effective Amendment No.28 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(iii)          First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and ClearBridge Advisors, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)          Substitution Agreement dated January 1, 2007 between ClearBridge Advisors, LLC and Directed Services, LLC. - Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)           Second Amendment effective August 1, 2008 between Directed Services LLC and ClearBridge Advisors, LLC — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(vi)         Amended Appendix A effective October, 2008 to Investment Sub-Advisory Agreement between Directed Services LLC and ClearBridge Advisors, LLC — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(vii)         Amended Schedule A effective October 1, 2008 to Investment Sub-Advisory Agreement between Directed Services LLC and ClearBridge Advisors, LLC — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(f)            Investment Sub-Advisory Agreement dated December 14, 2000 between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 5 to the Registrant’s Form N-1A Registration Statement on April 30, 2001 and incorporated herein by reference.

(i)            Letter Agreement dated December 5, 2001 for Fee Waiver between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(ii)           Amendment dated December 31, 2001 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. effective December 31, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant’s Form N- 1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(iii)          Amendment dated June 2, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. effective June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant’s Form N- 1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(iv)          Amendment dated November 8, 2004 to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(v)           Fourth Amendment dated December 15, 2006 to the Investment Sub- Advisory Agreement between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vi)          Substitution Agreement dated January 1, 2007 between T. Rowe Price Associates, Inc. and Directed Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vii)         Fifth Amendment dated May 1, 2007 to the Investment Sub-Advisory Agreement between Directed Services, LLC and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(viii)        Letter Agreement dated May 1, 2007 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc., regarding ING T. Rowe Price Growth Equity Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(ix)           Sixth Amendment dated July 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(x)           Seventh Amendment dated August 1, 2009 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(xi)          Letter Agreement dated May 1, 2010 to reduce annual investment management fee regarding ING T. Rowe Price Growth Equity Portfolio for the period from May 1, 2010 through May 1, 2011  — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(g)         Investment Sub-Advisory Agreement dated March 29, 2002 between ING Life Insurance and Annuity Company and American Century Investment Management, Inc — Filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)            Amendment dated June 30, 2003 to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and American Century Investment Management, Inc. effective June 30, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)           Amendment dated November 8, 2004 to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and American Century Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iii)          Amended Appendix A dated April 28, 2006, between ING Life Insurance and Annuity Company and American Century Investment Management, Inc., regarding the ING American Century Small-Mid Cap Value Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(iv)          Third Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and American Century Investment Management, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)           Substitution Agreement dated January 1, 2007 by and between American Century Investment Management, Inc. and Directed Services, LLC.- Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vi)          Amended Appendix A dated September 2007, by and between Directed Services LLC and American Century Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(vii)         Fourth Amendment dated November 8, 2004 to the Investment Sub-Advisory Agreement between Directed Services LLC and American Century Investment Management, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(viii)        Interim Investment Sub-Advisory Agreement dated February 16, 2010 between Directed Services LLC and American Century Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(ix)           Investment Sub-Advisory Agreement dated April 1, 2010 between Directed Services LLC and American Century Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(x)            Letter Agreement dated May 1, 2010 to reduce the annual management fee regarding ING American Century Small-Mid Cap Value Portfolio for the period from May 1, 2010 through and including May 1, 2011- Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(h)         Investment Sub-Advisory Agreement dated March 11, 2002 between ING Life Insurance and Annuity Company and BAMCO, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)            Amendment dated June 2, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)           Amendment No. 2 dated May 12, 2005 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(iii)          Amendment No. 3 dated December 7, 2005 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(iv)          Fourth Amendment dated December 15, 2006 to the Investment Sub- Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)           Substitution Agreement dated January 1, 2007 between BAMCO, Inc. and Directed Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vi)          Fifth Amendment dated August 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and BAMCO, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)    Investment Sub-Advisory Agreement dated March 26, 2002 between ING Life Insurance and Annuity Company and J.P. Morgan Investment Management, Inc. (formerly, Robert Fleming, Inc.) - Filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant’s Form N-1A Registration Statement on April 30, 2002  and incorporated herein by reference.

(i)            Amendment dated June 3, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Robert Fleming, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)           Assumption Agreement dated November 18, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and J. P. Morgan Investment Management Inc. (formerly, Robert Fleming, Inc.) regarding RFI merger into J.P. Morgan Investment Management Inc.- Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iii)          Second Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and J. P. Morgan Investment Management Inc. (formerly, Robert Fleming, Inc.) regarding RFI merger into J.P. Morgan Investment Management Inc.- Filed as an Exhibit to Post-Effective Amendment No. 33 to the Registrant’s Form N-1A Registration Statement on June 28, 2007 and incorporated herein by reference.

(iv)          Substitution Agreement dated January 1, 2007 between J.P. Morgan Investment Management Inc. and Directed Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)           Third Amendment dated August 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and J.P. Morgan Investment Management Inc. - Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(j)    Investment Sub-Advisory Agreement dated March 12, 2002 between ING Life Insurance and Annuity Company and Pacific Investment Management Company, LLC - Filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)            Amendment dated June 2, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Pacific Investment Management Company, LLC - Filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)           Second Amendment dated December 15, 2006 to the Investment Sub- Advisory Agreement between ING Life Insurance and Annuity Company and Pacific Investment Management Company, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)          Third Amendment dated April 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and Pacific Investment Management Company, LLC — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(iv)          Substitution Agreement dated January 1, 2007 between Pacific Investment Management Company, LLC and Directed Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)           Fourth Amendment dated August 1, 2008 of the Investment Sub-Advisory Agreement between Directed Services LLC and Pacific Investment Management Company, LLC — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(vi)          Letter Agreement dated April 1, 2010 to reduce the annual management fee regarding ING PIMCO Total Return Portfolio for the period from April 1, 2010 through May 1, 2011 — Filed as an Exhibit to Post-

Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(k)   Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen effective March 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)            Amendment to the Investment Sub-Advisory Agreement dated June 23, 2003 between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen effective June 23, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)           Amendment dated November 8, 2004 the to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen — Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iii)          Amendment dated June 1, 2005 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen effective June 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(iv)          Fourth Amendment dated December 15, 2006 to the Investment Sub Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)           Substitution Agreement dated January 1, 2007 between Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen and Directed Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vi)          Fifth Amendment dated April 30, 2007 to the Investment Sub Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vii)         Sixth Amendment dated August 1, 2008 to the Investment Advisory Agreement between Directed Services LLC and Morgan Stanley Investment Management Inc. d/b/a Van Kampen — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(viii)        Letter Agreement dated May 1, 2010 to reduce the annual management fee regarding ING Van Kampen Comstock Portfolio for the period from May 1, 2010 through May 1, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(l)    Investment Sub-Advisory Agreement dated December 16, 2002 between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited (formerly, J.P. Morgan Fleming Asset Management, LTD) — Filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant’s Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

(i)            Amendment dated June 3, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited (formerly, J.P. Morgan Fleming Asset Management, LTD) - Filed as an Exhibit to Post- Effective Amendment No. 12 to the Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)           Amendment May 1, 2004 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited (formerly, JP Morgan Fleming Asset Management, LTD) - Filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(iii)          Amendment dated August 13, 2004 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited (formerly, JP Morgan Fleming Asset Management, LTD) - Filed as an Exhibit to Post- Effective Amendment No. 20 to the Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iv)          Amendment dated June 1, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited (formerly, JPMorgan Fleming Asset Management, LTD) regarding amendments to the Fee Schedule — Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(v)           Amended Appendix A dated October 1, 2006, with respect to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited, regarding sub-advisory fees — Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(vi)          Fifth Amendment dated December 15, 2006 to the Investment Sub Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vii)         Substitution Agreement dated January 1, 2007 between JPMorgan Asset Management (U.K.) Limited and Directed Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(m)  Investment Sub-Advisory Agreement dated November 8, 2004 between ING Life Insurance and Annuity Company and OppenheimerFunds, Inc. Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(i)            First Amendment dated December 15, 2006 to the Investment Sub- Advisory Agreement between ING Life Insurance and Annuity Company and OppenheimerFunds, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)           Substitution Agreement dated January 1, 2007 between OppenheimerFunds, Inc. and Directed Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)          Letter Agreement dated April 23, 2008 between Directed Services LLC and ING Partners, Inc. regarding waiver of sub-advisory fee for ING Oppenheimer Strategic Income (investing in Oppenheimer Master Loan Fund) — Filed as an Exhibit to Post-Effective Amendment No. 47 to the Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

(iv)          Second Amendment dated August 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and OppenheimerFunds, Inc - Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(n)   Sub-Advisory Agreement dated December 7, 2005 between ING Life Insurance and Annuity Company and Lord, Abbett & Co. LLC - Filed as an Exhibit to Post-Effective Amendment No.28 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)            First Amendment dated December 15, 2006 to the Investment Sub- Advisory Agreement between ING Life Insurance and Annuity Company and Lord, Abbett & Co. LLC. — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)           Substitution Agreement dated January 1, 2007 between Lord, Abbett & Co. LLC and Directed Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(o)           Sub-Advisory Agreement dated April 30, 2009 between Directed Services LLC and Neuberger Berman Management LLC - Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(p)   Sub-Advisory Agreement dated December 7, 2005 between ING Life Insurance and Annuity Company and Pioneer Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No.28 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)            First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Pioneer Investment Management, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)           Substitution Agreement dated January 1, 2007 between Pioneer Investment Management, Inc. and Directed Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)          Amended Schedule A dated September 6, 2008 to the Sub-Advisory Agreement between Directed Services LLC and Pioneer Investment Management, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(q)   Sub-Advisory Agreement dated December 7, 2005 between ING Life Insurance and Annuity Company and Templeton Investment Counsel, LLC - Filed as an Exhibit to Post-Effective Amendment No.28 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)            Amended Schedule A dated April 28, 2006 to the Sub-Advisory Agreement dated December 7, 2005 — Filed as an Exhibit to Post- Effective Amendment No.28 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(ii)           First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Templeton Investment Counsel, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)          Substitution Agreement dated January 1, 2007 between Templeton Investment Counsel, LLC and Directed Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)          Letter Agreement dated June 1, 2009 between Directed Services LLC and Templeton Investment Counsel, LLC regarding waiver of sub-advisory fee for ING Templeton Foreign Equity Portfolio (when investing in Templeton Institutional Funds — Foreign Smaller Companies Series) — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(r)    Sub-Advisory Agreement dated April 28, 2006 between ING Life Insurance and Annuity Company and Columbia Management Advisors, LLC — Filed as an Exhibit to Post-Effective Amendment No.28 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)            First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Columbia Management Advisors, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)           Substitution Agreement dated January 1, 2007 between Columbia Management Advisors, LLC and Directed Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)          Amended Schedule A effective May 1, 2009 to the Sub-Advisory Agreement between Columbia Management Advisors, LLC and Directed Services LLC - Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(iv)          Letter Agreement dated May 1, 2010 to reduce the annual management fee regarding ING Columbia Small Cap Value Portfolio from May 1, 2010 through and including May 1, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(s)   Form of Sub-Advisory Agreement dated May 1, 2010 between Directed Services LLC and Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC) — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(t)    Sub-Advisory Agreement dated October 31, 2005 between ING Life Insurance and Annuity Company and Davis Selected Advisers, L.P. — Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(i)            First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Davis Selected Advisers, L.P. — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)           Substitution Agreement, dated January 1, 2007 between Davis Selected Advisers, L.P. and Directed Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)          Amended Schedule A effective September 1, 2009 to the Sub-Advisory Agreement between Davis Selected Advisers, L.P. and Directed Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(iv)          Letter Agreement dated September 1, 2009 to reduce the annual management fee regarding ING Davis New York Venture Portfolio from September 1, 2009 through and including May 1, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(u)   Sub-Advisory Agreement dated August 7, 2006 between ING Life Insurance and annuity Company and Thornburg Investment Management — Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(i)            First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Thornburg Investment Management — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)           Substitution Agreement dated January 1, 2007 between Thornburg Investment Management and Directed Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)   Amended and Restated Expense Limitation Agreement effective December 7, 2005 as amended and restated January 1, 2007 between Directed Services, LLC. and ING Partners, Inc. —  Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)            First Amendment, dated January 30, 2009, to the Amended and Restated Expense Limitation Agreement effective December 7, 2005 as amended and restated January 1, 2007 between Directed Services LLC and ING Partners, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 47 to the Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

(ii)           Amended Schedule A effective November 30, 2009 to the Amended and Restated Expense Limitation Agreement between Directed Services LLC and ING Partners, Inc.— Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(w)  Amended and Restated Expense Limitation Agreement regarding ING Solution Portfolios effective February 1, 2005 as amended and restated January 1, 2007 between Directed Services, LLC and ING Partners, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)            Amended Schedule A dated April 30, 2010 to Amended and Restated Expense Limitation Agreement between Directed Services, LLC. and ING Partners, Inc.— Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(ii)           First Amendment to the Amended and Restated Expense Limitation Agreement dated January 30, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(7)   (a)   Distribution Agreement dated January 1, 2007 between the ING Partners, Inc. and ING Funds Distributor, LLC —  Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)            Amended Schedule A, effective April 30, 2010, to the Distribution Agreement between ING Partners, Inc. and ING Funds Distributor, LLC— Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(8)   Not applicable.

(9)   (a)   Custody Agreement dated January 6, 2003 between ING Partners, Inc. and The Bank of New York Mellon- Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i)            Amended Exhibit A effective April 30, 2010 to the Custody Agreement with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(b)   Foreign Custody Manager Agreement dated January 6, 2003, with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i)            Amended Exhibit A effective April 30, 2010 to the Foreign Custody Manager Agreement with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(ii)           Amended Schedule 2 effective June 4, 2008 to the Foreign Custody Manager Agreement with the Bank of New York Mellon (formerly The Bank of New York) — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(c)   Fund Accounting Agreement dated January 6, 2003, with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i)           Amended Exhibit A effective April 30, 2010 to the Fund Accounting Agreement with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(10) (a)   Plan of Distribution pursuant to Rule 12b-1 of ING Partners, Inc. regarding Adviser Class shares renewed November 19, 2003 — Filed as an Exhibit to Post-Effective amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(b)   Distribution Plan pursuant to Rule 12b-1 of ING Partners, Inc. regarding Service 2 Class shares approved on November 14, 2008 — Filed as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(i)            Letter Agreement, dated August 19, 2009, between ING Funds Distributor, LLC and ING Partners, Inc. regarding waiver of distribution fees for Service 2 Class shares of ING Solution 2055 Portfolio and ING Index Solution 2055 Portfolio through May 1, 2011 — Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

(ii)           Amended Schedule A, effective April 2010, to the Distribution Plan pursuant to Rule 12b-1 of ING Partners, Inc. regarding Service 2 Class shares — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(iii)          Letter Agreement, dated May 1, 2010, between ING Funds Distributor, LLC and ING Partners, Inc. regarding waiver of distribution fees for Service 2 Class shares of the registrant (all portfolios except for ING Solution 2055 Portfolio and ING Solution Index 2055 Portfolio) through May 1, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(c)   Distribution Plan pursuant to Rule 12b-1 of ING Partners, Inc. regarding Class T shares approved May 12, 2005 — Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

(i)            Letter Agreement, dated August 19, 2009, between ING Funds Distributor, LLC and ING Partners, Inc. regarding waiver of distribution fees for Class T shares of ING Solution 2055 Portfolio and ING Index Solution 2055 Portfolio — Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

(ii)           Letter Agreement, dated May 1, 2010, between ING Funds Distributor, LLC and ING Partners, Inc. regarding waiver of distribution fees for Class T shares of the Registrant (all ING Solution and ING Index Solution Portfolios except for ING Solution  and ING Index Solution 2055 Portfolios) through May 1, 2010  — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(d)   Shareholder Servicing Plan of ING Partners, Inc. for Adviser Class Shares renewed November 19, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(i)            Letter Agreement between ING Funds Distributor, LLC and ING Partners, Inc. regarding waiver of service fees for Adviser Class shares of ING Oppenheimer Strategic Income Portfolio through May 1, 2009 — Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(e)   Shareholder Servicing Plan of ING Partners, Inc. for Service Class Shares renewed November 19, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(i)            Letter Agreement between ING Funds Distributor, LLC and ING Partners, Inc. regarding waiver of service fees for Service Class shares of ING Baron Small Cap Growth Portfolio through May 1, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(f)    Shareholder Servicing Plan of ING Partners, Inc. for Class T Shares adopted May 12, 2005 — Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(i)            Amended Schedule A, effective August 2009, with respect to ING Partners, Inc. Class T Shareholder Servicing Plan — Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.Shareholder Servicing Plan of ING Partners, Inc. for Class T Shares adopted May 12, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(g)   Shareholder Servicing Plan of ING Partners, Inc. for Service 2 Class shares adopted November 14, 2008 — Filed as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(i)            Amended Schedule A, effective April 2010, with respect to ING Partners, Inc., Shareholder Servicing Plan for Service 2 Class shares — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(h)  Third Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System amended as of November 14, 2008 — Filed as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(i)            Amended Schedule A, effective April 30, 2010, to the Third Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System— Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(11) Opinion and Consent of Counsel — Previously filed as an exhibit to the Registrant’s Registration Statement on Form N-14 on May 6, 2010, File No. 333-166557, and incorporated herein by reference.

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences — To be filed by subsequent post-effective amendment.

(13) (a)   Amended and Restated Administrative Services Agreement entered into on November 19, 2003 as amended and restated on November 30, 2008 (for ING Baron Asset Portfolio, ING Columbia Small Cap Value Portfolio, ING Pioneer High Yield Portfolio, ING Templeton Foreign Equity Portfolio) between ING Partners, Inc. and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)            Amended Schedule A and Amended Schedule B, dated November 2009, to the Amended and Restated Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC (for ING Baron Asset Portfolio, ING Columbia Small Cap Value Portfolio, ING Pioneer High Yield Portfolio, ING Templeton Foreign Equity Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(b)   Amended and Restated Administrative Services Agreement entered into on November 19, 2003 as amended and restated on November 30, 2008 (for all Portfolios except ING Baron Asset Portfolio, ING Columbia Small Cap Value Portfolio, ING Neuberger Berman Partners Portfolio, ING Pioneer High Yield Portfolio, ING Templeton Foreign Equity Portfolio) between ING Partners, Inc. and ING Funds Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)            Amended Schedule A and Amended Schedule B, effective April 30, 2010, to the Amended and Restated Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC (for all Portfolios except ING Baron Asset Portfolio, ING Columbia Small Cap Value Portfolio, ING Pioneer High Yield Portfolio, ING Templeton Foreign Equity Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(c)   License Agreement between Aetna and T. Rowe Price Associates, Inc.- Filed as an Exhibit to the Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(d)   Agency Agreement dated November 30, 2000 by and among ING Partners, Inc. and DST Systems, Inc.- Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(i)            Termination Letter, dated September 28, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(ii)           Acceptance Letter between ING Partners, Inc. and DST Systems, Inc.-Filed as an Exhibit to Post-Effective Amendment No. 20 to registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iii)          Amended and Restated Exhibit A, dated September 15, 2008, with respect to the Agency Agreement - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(e)   Transfer Agency Services Agreement dated February 25, 2009 by and between PNC Global Investment Servicing (U.S.) Inc. (“PNC”) and ING Partners, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)            Form of Amended Exhibit A, effective April 30, 2010, to the Transfer Agency Services Agreement between PNC and ING Partners, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(f)    Securities Lending Agreement and Guaranty, dated August 7, 2003, between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and The Bank of New York Mellon - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(i)            Form of Amended Exhibit A, April 30 2010, to the Securities Lending Agreement and Guaranty dated August 7, 2003 between ING Partners, Inc. and The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference..

(g)   Delegation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(h)   Form of Participation Agreement, effective January 1, 2007, among ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance \ Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance \ Company of New York and Security Life of Denver Insurance Company and ING Funds Distributor, LLC and ING Investors Trust and ING Partners, Inc.— Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)    Form of Shareholder Servicing Agreement between ING Investor’s Trust and ING Partners, Inc and ING Funds Distributor, LLC and ING Life Insurance Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company, for the Adviser Class Shares, Service Class Shares, Service 2 Class Shares and Class T shares, effective January 1, 2007 —  Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(j)    Service Agreement between ING Life Insurance and Annuity Company and Golden American Life Insurance Company effective July 13, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(k)   Service Agreement between ING Life Insurance and Annuity Company and Reliastar Life Insurance Company effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(l)    Service Agreement between ING Life Insurance and Annuity Company and Reliastar Life Insurance Company of New York effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(m)  Service Agreement between ING Life Insurance and Annuity Company and Southland Life Insurance Company effective as of May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(n)   Service Agreement between ING Life Insurance and Annuity Company and Security Life of Denver Insurance Company effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(14) Consent of independent auditors — Previously filed as an exhibit to the Registrant’s Registration Statement on Form N-14 on May 6, 2010, File No. 333-166557, and incorporated herein by reference.

(15) Not applicable.

(16) Powers of Attorney - Filed as attachments to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form.N-1A filed on December 20, 2007 and incorporated herein by reference (File No. 333-32575).

(17) Not applicable.

ITEM 17. UNDERTAKINGS

(1)   The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)   The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)   The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 22nd day of June, 2010.

ING PARTNERS, INC.

By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President, Chief Executive	June 22, 2010
Shaun P. Mathews*	Officer and Interested Director

	Senior Vice President and	June 22, 2010
Todd Modic*	Chief/Principal Financial Officer

	Director	June 22, 2010
Colleen D. Baldwin*

	Director	June 22, 2010
John V. Boyer*

	Director	June 22, 2010
Patricia W. Chadwick*

	Interested Director	June 22, 2010
Robert W. Crispin*

	Director	June 22, 2010
Peter S. Drotch*

	Director	June 22, 2010
J. Michael Earley*

	Director	June 22, 2010
Patrick W. Kenny*

	Director	June 22, 2010
Sheryl K. Pressler*

	Director	June 22, 2010
Roger B. Vincent*

*By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Attorney-in-Fact**

**           Powers of attorney for Shaun P. Mathews, Todd Modic and each Director — Filed as attachments to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form.N-1A filed on December 20, 2007 and incorporated herein by reference (File No. 333-32575).